UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

Sovereign Investors Fund

Semiannual Report

4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception [1]	6-months	1-year	5-year	10-year	inception [1]

Class A	6.22	2.12	1.80	—	9.34	6.22	11.05	19.57	—

Class B	5.98	2.13	1.74	—	9.72	5.98	11.10	18.88	—

Class C	9.96	2.46	1.62	—	13.76	9.96	12.91	17.38	—

Class I2	12.21	3.67	—	4.96	15.41	12.21	19.72	—	43.22

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.22	1.92	1.92	0.75

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Sovereign Investors Fund | Semiannual report

	Class B	Class C	Class I [2]

Start date	4-30-01	4-30-01	12-1-03

NAV	$11,888	$11,738	$14,322

POP	$11,888	$11,738	$14,322

Index 1	$13,211	$13,211	$14,785

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 12-1-03.

2 For certain types of investors, as described in the Fund’s Class I shares prospectus.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Sovereign Investors Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,151.30	$6.19

Class B	1,000.00	1,147.20	9.90

Class C	1,000.00	1,147.60	9.96

Class I	1,000.00	1,154.10	3.95

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Sovereign Investors Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,019.00	$5.81

Class B	1,000.00	1,015.60	9.30

Class C	1,000.00	1,015.50	9.35

Class I	1,000.00	1,021.10	3.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.86%, 1.87% and 0.74% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Sovereign Investors Fund	9

Portfolio summary

Top 10 Holdings (27.7% of Net Assets on 4-30-11)[1]

Exxon Mobil Corp.	4.1%	Occidental Petroleum Corp.	2.5%

International Business Machines Corp.	3.4%	United Technologies Corp.	2.5%

JPMorgan Chase & Company	2.8%	Johnson & Johnson	2.4%

Apple, Inc.	2.7%	Philip Morris International, Inc.	2.4%

Caterpillar, Inc.	2.6%	General Electric Company	2.3%

Sector Composition[2,3]

Information Technology	19%	Consumer Staples	10%

Industrials	17%	Health Care	7%

Financials	17%	Materials	3%

Energy	13%	Telecommunication Services	1%

Consumer Discretionary	10%	Short-Term Investments & Other	3%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Sovereign Investors Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value

Common Stocks 97.26%		$611,985,876

(Cost $424,720,353)

Consumer Discretionary 10.08%		63,406,900

Auto Components 1.06%

Johnson Controls, Inc.	162,000	6,642,000

Hotels, Restaurants & Leisure 2.03%

McDonald’s Corp.	163,000	12,764,530

Household Durables 0.94%

Stanley Black & Decker, Inc.	81,000	5,884,650

Media 1.03%

The Walt Disney Company	150,000	6,465,000

Specialty Retail 4.21%

Lowe’s Companies, Inc.	514,000	13,492,500

TJX Companies, Inc.	243,000	13,029,660

Textiles, Apparel & Luxury Goods 0.81%

VF Corp. (L)	51,000	5,128,560

Consumer Staples 9.99%		62,854,086

Beverages 1.61%

PepsiCo, Inc.	146,825	10,114,774

Food & Staples Retailing 2.00%

Walgreen Company	295,000	12,602,400

Food Products 2.11%

Archer-Daniels-Midland Company	358,000	13,253,160

Household Products 1.88%

The Procter & Gamble Company	182,000	11,811,800

Tobacco 2.39%

Philip Morris International, Inc.	217,050	15,071,952

Energy 13.11%		82,506,900

Energy Equipment & Services 2.72%

Helmerich & Payne, Inc.	130,000	8,624,200

Schlumberger, Ltd.	95,000	8,526,250

Oil, Gas & Consumable Fuels 10.39%

ConocoPhillips	141,000	11,129,130

Exxon Mobil Corp.	290,000	25,520,000

Occidental Petroleum Corp.	140,000	16,000,600

Royal Dutch Shell PLC, ADR	164,000	12,706,720

See notes to financial statements	Semiannual report | Sovereign Investors Fund	11

	Shares	Value
Financials 16.62%		$104,611,507

Capital Markets 5.90%

Franklin Resources, Inc.	98,000	12,653,760

State Street Corp.	148,000	6,889,400

T. Rowe Price Group, Inc. (L)	178,500	11,468,625

The Charles Schwab Corp.	334,000	6,115,540

Commercial Banks 4.02%

Cullen/Frost Bankers, Inc. (L)	94,000	5,568,560

U.S. Bancorp	455,000	11,748,100

Wells Fargo & Company	275,000	8,005,250

Diversified Financial Services 2.76%

JPMorgan Chase & Company	380,740	17,373,166

Insurance 3.94%

Aflac, Inc.	167,400	9,406,206

MetLife, Inc.	200,000	9,358,000

Prudential Financial, Inc.	95,000	6,024,900

Health Care 6.88%		43,298,000

Health Care Equipment & Supplies 2.40%

Becton, Dickinson & Company	110,000	9,453,400

DENTSPLY International, Inc.	150,000	5,631,000

Pharmaceuticals 4.48%

GlaxoSmithKline PLC, ADR (L)	300,000	13,098,000

Johnson & Johnson	230,000	15,115,600

Industrials 16.84%		105,973,030

Aerospace & Defense 3.88%

General Dynamics Corp.	123,000	8,956,860

United Technologies Corp.	173,000	15,497,340

Electrical Equipment 3.93%

Cooper Industries PLC	160,000	10,552,000

Emerson Electric Company	233,000	14,157,080

Industrial Conglomerates 4.51%

3M Company (L)	144,000	13,998,240

General Electric Company	703,350	14,383,508

Machinery 2.57%

Caterpillar, Inc.	140,200	16,180,482

Road & Rail 1.95%

Norfolk Southern Corp.	164,000	12,247,520

Information Technology 19.60%		123,325,359

Communications Equipment 0.99%

QUALCOMM, Inc.	110,000	6,252,400

Computers & Peripherals 6.00%

Apple, Inc. (I)	48,425	16,863,038

EMC Corp. (I)	430,000	12,186,200

Hewlett-Packard Company	215,000	8,679,550

Internet Software & Services 1.04%

Google, Inc., Class A (I)	12,060	6,561,846

12	Sovereign Investors Fund | Semiannual report	See notes to financial statements

		Shares	Value
IT Services 5.27%

Automatic Data Processing, Inc.		217,000	$11,793,950

International Business Machines Corp.		125,300	21,373,674

Semiconductors & Semiconductor Equipment 3.36%

Linear Technology Corp.		291,000	10,126,800

Texas Instruments, Inc.		310,000	11,014,300

Software 2.94%

Microsoft Corp.		455,050	11,840,401

Oracle Corp.		184,000	6,633,200

Materials 2.91%			18,290,436

Chemicals 2.91%

Albemarle Corp.		160,000	11,288,000

Praxair, Inc. (L)		65,800	7,002,436

Telecommunication Services 1.23%			7,719,658

Diversified Telecommunication Services 1.23%

AT&T, Inc.		248,061	7,719,658

	Yield (%)	Shares	Value
Securities Lending Collateral 3.81%			$23,989,033

(Cost $23,980,350)

John Hancock Collateral Investment Trust (W)	0.2616 (Y)	2,397,010	23,989,033

		Par value	Value
Short-Term Investments 0.02%			$103,000

(Cost $103,000)

Repurchase Agreement 0.02%			$103,000

Repurchase Agreement with State Street Corp. dated 4-29-11 at 0.010% to be repurchased at $103,000 on 5-2-11, collateralized by $100,000 Federal
Home Loan Mortgage Corp., 4.500% due 1-15-14 (valued at $110,500,
including interest)		$103,000	103,000

Total investments (Cost $448,803,703)† 101.09%			$636,077,909

Other assets and liabilities, net (1.09%)			($6,841,979)

Total net assets 100.00%			$629,235,930

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $450,204,364. Net unrealized appreciation aggregated $185,873,545, of which $186,938,311 related to appreciated investment securities and $1,064,766 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $424,823,353) including
$23,398,634 of securities loaned (Note 2)	$612,088,876
Investments in affiliated issuers, at value (Cost $23,980,350) (Note 2)	23,989,033

Total investments, at value (Cost $448,803,703)	636,077,909
Cash	16,691,683
Receivable for fund shares sold	1,026,318
Dividends and interest receivable	505,509
Receivable for securities lending income	8,485
Other receivables and prepaid expenses	158,224

Total assets	654,468,128

Liabilities

Payable for fund shares repurchased	845,335
Payable upon return of securities loaned (Note 2)	23,994,625
Payable to affiliates
Accounting and legal services fees	21,298
Transfer agent fees	176,922
Trustees’ fees	103,602
Other liabilities and accrued expenses	90,416

Total liabilities	25,232,198

Net assets

Capital paid-in	$436,317,485
Accumulated distributions in excess of net investment income	(142,717)
Accumulated net realized gain on investments	5,786,956
Net unrealized appreciation (depreciation) on investments	187,274,206

Net assets	$629,235,930

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($547,666,373 ÷ 31,984,882 shares)	$17.12
Class B ($24,655,549 ÷ 1,446,015 shares)[1]	$17.05
Class C ($21,015,850 ÷ 1,229,538 shares)[1]	$17.09
Class I ($35,898,158 ÷ 2,093,160 shares)	$17.15

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.02

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Sovereign Investors Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,095,951
Securities lending	70,823
Interest	41,777
Less foreign taxes withheld	(42,706)

Total investment income	6,165,845

Expenses

Investment management fees (Note 4)	1,781,239
Distribution and service fees (Note 4)	1,000,236
Accounting and legal services fees (Note 4)	47,243
Transfer agent fees (Note 4)	523,876
Trustees’ fees (Note 4)	24,572
State registration fees	43,972
Printing and postage	33,514
Professional fees	24,433
Custodian fees	42,430
Registration and filing fees	12,952
Other	13,410

Total expenses	3,547,877

Net investment income	2,617,968

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	37,242,219
Investments in affiliated issuers	(3,692)

37,238,527

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	44,362,209
Investments in affiliated issuers	(4,707)

44,357,502

Net realized and unrealized gain	81,596,029

Increase in net assets from operations	$84,213,997

See notes to financial statements	Semiannual report | Sovereign Investors Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10

Increase (decrease) in net assets

From operations
Net investment income	$2,617,968	$5,869,718
Net realized gain	37,238,527	13,369,201
Change in net unrealized appreciation (depreciation)	44,357,502	28,862,438

Increase in net assets resulting from operations	84,213,997	48,101,357

Distributions to shareholders
From net investment income
Class A	(2,441,202)	(5,501,755)
Class B	(30,039)	(116,041)
Class C	(23,327)	(56,428)
Class I	(192,330)	(228,661)

Total distributions	(2,686,898)	(5,902,885)

From Fund share transactions (Note 5)	(21,041,392)	(15,859,329)

Total increase	60,485,707	26,339,143

Net assets

Beginning of period	568,750,223	542,411,080

End of period	$629,235,930	$568,750,223

Accumulated distributions in excess of net investment income	($142,717)	($73,787)

16	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.94	$13.84	$12.88	$18.29	$18.94	$18.51	$19.54
Net investment income[4]	0.07	0.16	0.14	0.16	0.21	0.20	0.18
Net realized and unrealized
gain (loss) on investments	2.18	1.10	0.96	(4.93)	1.29	2.51	0.27
Total from
investment operations	2.25	1.26	1.10	(4.77)	1.50	2.71	0.45
Less distributions
From net investment income	(0.07)	(0.16)	(0.14)	(0.17)	(0.21)	(0.21)	(0.18)
From net realized gain	—	—	—	(0.47)	(1.94)	(2.07)	(1.30)
Total distributions	(0.07)	(0.16)	(0.14)	(0.64)	(2.15)	(2.28)	(1.48)
Net asset value, end
of period	$17.12	$14.94	$13.84	$12.88	$18.29	$18.94	$18.51
Total return (%)[5]	15.13[6]	9.12[7]	8.75[7]	(26.71)[6]	7.83	14.67[7]	2.28[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$548	$503	$491	$493	$758	$810	$818
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.16[8]	1.22	1.34	1.20[8]	1.14	1.17	1.20
Expenses net of fee waivers	1.16[8]	1.21	1.33	1.20[8]	1.14	1.16	1.19
Net investment income	0.91[8]	1.09	1.13	1.19[8]	1.04	1.04	0.92
Portfolio turnover (%)	28	48	77	64	46	36	30

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	17

CLASS B SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.88	$13.78	$12.83	$18.23	$18.89	$18.46	$19.49
Net investment income[4]	0.02	0.06	0.06	0.06	0.07	0.07	0.04
Net realized and unrealized
gain (loss) on investments	2.17	1.10	0.95	(4.91)	1.28	2.50	0.27
Total from
investment operations	2.19	1.16	1.01	(4.85)	1.35	2.57	0.31
Less distributions
From net investment income	(0.02)	(0.06)	(0.06)	(0.08)	(0.07)	(0.07)	(0.04)
From net realized gain	—	—	—	(0.47)	(1.94)	(2.07)	(1.30)
Total distributions	(0.02)	(0.06)	(0.06)	(0.55)	(2.01)	(2.14)	(1.34)
Net asset value, end
of period	$17.05	$14.88	$13.78	$12.83	$18.23	$18.89	$18.46
Total return (%)[5]	14.72[6]	8.40[7]	7.95[7]	(27.14)[6]	7.05[7]	13.92[7]	1.57[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$25	$25	$34	$43	$79	$111	$155
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.86[8]	1.93	2.05	1.90[8]	1.85	1.87	1.90
Expenses net of fee waivers	1.86[8]	1.93	2.04	1.90[8]	1.84	1.86	1.89
Net investment income	0.23[8]	0.41	0.46	0.47[8]	0.33	0.34	0.21
Portfolio turnover (%)	28	48	77	64	46	36	30

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.

18	Sovereign Investors Fund | Semiannual report	See notes to financial statements

CLASS C SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.91	$13.81	$12.86	$18.27	$18.92	$18.49	$19.52
Net investment income[4]	0.02	0.05	0.05	0.07	0.07	0.07	0.04
Net realized and unrealized
gain (loss) on investments	2.18	1.11	0.96	(4.93)	1.29	2.50	0.27
Total from
investment operations	2.20	1.16	1.01	(4.86)	1.36	2.57	0.31
Less distributions
From net investment income	(0.02)	(0.06)	(0.06)	(0.08)	(0.07)	(0.07)	(0.04)
From net realized gain	—	—	—	(0.47)	(1.94)	(2.07)	(1.30)
Total distributions	(0.02)	(0.06)	(0.06)	(0.55)	(2.01)	(2.14)	(1.34)
Net asset value, end
of period	$17.09	$14.91	$13.81	$12.86	$18.27	$18.92	$18.49
Total return (%)[5]	14.76[6]	8.38[7]	7.93[7]	(27.13)[6]	7.10[7]	13.90[7]	1.57[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$21	$17	$13	$9	$15	$15	$17
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.87[8]	1.91	2.03	1.90[8]	1.85	1.87	1.90
Expenses net of fee waivers	1.87[8]	1.91	2.02	1.90[8]	1.84	1.86	1.89
Net investment income	0.19[8]	0.38	0.39	0.48[8]	0.34	0.34	0.21
Portfolio turnover (%)	28	48	77	64	46	36	30

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	19

CLASS I SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.96	$13.86	$12.90	$18.29	$18.93	$18.51	$19.54
Net investment income[4]	0.10	0.19	0.21	0.11	0.30	0.28	0.27
Net realized and unrealized
gain (loss) on investments	2.20	1.13	0.96	(4.81)	1.29	2.52	0.27
Total from
investment operations	2.30	1.32	1.17	(4.70)	1.59	2.80	0.54
Less distributions
From net investment income	(0.11)	(0.22)	(0.21)	(0.22)	(0.29)	(0.31)	(0.27)
From net realized gain	—	—	—	(0.47)	(1.94)	(2.07)	(1.30)
Total distributions	(0.11)	(0.22)	(0.21)	(0.69)	(2.23)	(2.38)	(1.57)
Net asset value, end
of period	$17.15	$14.96	$13.86	$12.90	$18.29	$18.93	$18.51
Total return (%)	15.41[5]	9.56	9.28	(26.36)[5]	8.35	15.21	2.76

Ratios and supplemental data
Net assets, end of period
(in millions)	$36	$24	$4	$10	—[6]	—[6]	$3
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.74[7]	0.81	0.82	0.73[7]	0.71	0.71	0.72
Expenses net of fee waivers	0.74[7]	0.81	0.82	0.73[7]	0.71	0.71	0.72
Net investment income	1.30[7]	1.36	1.77	1.02[7]	1.54	1.44	1.40
Portfolio turnover (%)	28	48	77	64	46	36	30

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

20	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements, which are Level 2. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Certain securities traded only in the

Semiannual report | Sovereign Investors Fund	21

over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

22	Sovereign Investors Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $30,050,910 available to offset future net realized capital gains as of October 31, 2010 which expires on October 31, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Sovereign Investors Fund	23

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net assets; (b) 0.55% of the next $750,000,000; (c) 0.50% of the next $1,000,000,000; and (d) 0.45% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Sovereign Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $144,032 for the six months ended April 30, 2011. Of this amount, $22,459 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $97,929 was paid as sales commissions to broker-dealers and $23,644 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $17,916 and $1,072 for Class B and Class C shares, respectively.

24	Sovereign Investors Fund | Semiannual report

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$782,770	$476,511
Class B	124,070	22,644
Class C	93,396	17,073
Class I	—	7,648

Total	$1,000,236	$523,876

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,094,097	$17,530,491	3,074,457	$45,027,806
Distributions reinvested	140,248	2,244,248	345,693	5,057,323
Repurchased	(2,929,835)	(46,974,462)	(5,257,685)	(76,443,069)

Net decrease	(1,695,490)	($27,199,723)	(1,837,535)	($26,357,940)

Class B shares

Sold	99,139	$1,584,214	210,960	$3,086,252
Distributions reinvested	1,759	27,897	7,489	109,033
Repurchased	(352,260)	(5,605,952)	(955,774)	(14,044,616)

Net decrease	(251,362)	($3,993,841)	(737,325)	($10,849,331)

Semiannual report | Sovereign Investors Fund	25

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class C shares

Sold	200,619	$3,205,911	445,094	$6,514,489
Distributions reinvested	1,230	19,563	3,406	49,599
Repurchased	(84,360)	(1,339,753)	(281,043)	(4,023,523)

Net increase	117,489	$1,885,721	167,457	$2,540,565

Class I shares

Sold	641,859	$10,467,898	1,531,409	$22,498,762
Distributions reinvested	11,256	180,952	14,533	211,673
Repurchased	(148,292)	(2,382,399)	(269,806)	(3,903,058)

Net increase	504,823	$8,266,451	1,276,136	$18,807,377

Net decrease	(1,324,540)	($21,041,392)	(1,131,267)	($15,859,329)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $163,117,431 and $190,611,603, respectively, for the six months ended April 30, 2011.

26	Sovereign Investors Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	Sovereign Asset Management, LLC,
Charles L. Ladner,* Vice Chairperson	a division of Manulife Asset Management
Stanley Martin*	(US) LLC (formerly MFC Global Investment
Hugh McHaffie†	Management (U.S.), LLC)
Dr. John A. Moore
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Sovereign Investors Fund	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	290SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

John Hancock

MUTUAL FUNDS

John Hancock
Balanced Fund

Semiannual Report

4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)					SEC 30-day
	with maximum sales charge (POP)				with maximum sales charge (POP)					yield (%)

				Since					Since	as of
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception	4-30-11

Class A	5.55	6.43	5.12	—	3.53	5.55	36.54	64.72	—	1.04

Class B	5.39	6.47	5.06	—	3.64	5.39	36.80	63.80	—	0.41

Class C	9.39	6.79	4.92	—	7.64	9.39	38.86	61.72	—	0.41

Class I1	11.67	7.98	—	7.08[2]	9.23	11.67	46.82	—	87.19[2]	1.52

Class R1[1,3]	10.94	7.17	5.34	—	8.89	10.94	41.38	68.24	—	0.49

Class R3[1,3]	11.09	7.28	5.44	—	8.94	11.09	42.07	69.91	—	0.43

Class R4[1,3]	11.30	7.59	5.76	—	9.08	11.30	44.17	75.03	—	1.01

Class R5[1,3]	11.62	7.90	6.07	—	9.19	11.62	46.27	80.26	—	1.27

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5
Net/Gross (%)	1.21	1.91	1.91	0.74	1.36	1.25	1.05	0.77

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Balanced Fund | Semiannual report

	Class B	Class C	Class I [1]	Class R1[1,3]	Class R3[1,3]	Class R4 [1,3]	Class R5 [1,3]

Start date	4 -30-01	4 -30-01	3-1-02	4 -30-01	4 -30-01	4 -30-01	4 -30-01

NAV	$16,380	$16,172	$18,719	$16,824	$16,991	$17,503	$18,026

POP	$16,380	$16,172	$18,719	$16,824	$16,991	$17,503	$18,026

Index 1	$13,211	$13,211	$14,411	$13,211	$13,211	$13,211	$13,211

Index 2	$17,477	$17,477	$16,315	$17,477	$17,477	$17,477	$17,477

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s prospectuses.

2 From 3-1-02.

3 10-5-92 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 shares is 9-8-08. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

4 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Balanced Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4 -30-11	period ended 4 -30-11[1]

Class A	$1,000.00	$1,090.00	$6.01

Class B	1,000.00	1,086.40	9.62

Class C	1,000.00	1,086.40	9.62

Class I	1,000.00	1,092.30	3.79

Class R1	1,000.00	1,088.90	7.72

Class R3	1,000.00	1,089.40	6.89

Class R4	1,000.00	1,090.80	5.70

Class R5	1,000.00	1,091.90	4.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Balanced Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4 -30-11	period ended 4 -30-11[1]

Class A	$1,000.00	$1,019.00	$5.81

Class B	1,000.00	1,015.60	9.30

Class C	1,000.00	1,015.60	9.30

Class I	1,000.00	1,021.20	3.66

Class R1	1,000.00	1,017.40	7.45

Class R3	1,000.00	1,018.20	6.66

Class R4	1,000.00	1,019.30	5.51

Class R5	1,000.00	1,020.90	3.96

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.86%, 1.86%, 0.73%, 1.49%, 1.33%, 1.10% and 0.79% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Balanced Fund	9

Portfolio summary

Top 10 Holdings (20.6% of Net Assets on 4-30-11) [1]

Microsoft Corp.	3.0%	Google, Inc., Class A	1.9%

Suncor Energy, Inc.	2.4%	MetLife, Inc.	1.9%

QUALCOMM, Inc.	2.2%	Apple, Inc.	1.9%

PepsiCo, Inc.	2.1%	Hewlett-Packard Company	1.7%

Staples, Inc.	1.9%	CVS Caremark Corp.	1.6%

Sector Composition[2,3]

Financials	18%	Materials	6%

Information Technology	13%	Health Care	6%

U.S. Government & Agency	13%	Collateralized Mortgage Obligations	3%

Energy	10%	Utilities	3%

Industrials	9%	Asset-Backed Securities	2%

Consumer Discretionary	7%	Telecommunication Services	1%

Consumer Staples	7%	Short-Term Investments & Other	2%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Balanced Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 60.96%		$763,827,769

(Cost $597,468,622)

Consumer Discretionary 6.27%		78,548,665

Automobiles 0.29%

Ford Motor Company (I)	232,852	3,602,219

Household Durables 0.60%

Pulte Group, Inc. (I)(L)	922,011	7,495,949

Media 1.34%

News Corp., Class B (L)	595,383	11,252,739

Sirius XM Radio, Inc. (I)(L)	2,803,912	5,579,785

Multiline Retail 1.37%

Dollar General Corp. (I)(L)	526,053	17,144,067

Specialty Retail 2.67%

Lowe’s Companies, Inc.	351,041	9,214,826

Staples, Inc. (L)	1,147,544	24,259,080

Consumer Staples 5.27%		66,043,459

Beverages 2.15%

PepsiCo, Inc.	390,993	26,935,508

Food & Staples Retailing 1.60%

CVS Caremark Corp.	553,133	20,045,540

Food Products 0.64%

Archer-Daniels-Midland Company	216,964	8,032,007

Household Products 0.88%

The Procter & Gamble Company	169,960	11,030,404

Energy 8.43%		105,623,205

Energy Equipment & Services 1.63%

Noble Corp.	89,842	3,864,104

Schlumberger, Ltd.	99,002	8,885,430

Weatherford International, Ltd. (I)	353,668	7,632,155

Oil, Gas & Consumable Fuels 6.80%

Brazil Ethanol, Inc. (I)(S)	111,100	1,111

CONSOL Energy, Inc.	129,142	6,985,291

Denbury Resources, Inc. (I)	885,192	19,978,783

EQT Corp.	148,764	7,826,474

OGX Petroleo e Gas Participacoes SA (I)	719,206	7,721,453

Southwestern Energy Company (I)	288,820	12,667,645

Suncor Energy, Inc.	652,927	30,060,759

See notes to financial statements	Semiannual report | Balanced Fund	11

	Shares	Value
Financials 10.38%		$130,060,670

Capital Markets 4.59%

BlackRock, Inc.	34,716	6,802,253

Franklin Resources, Inc.	84,190	10,870,613

Lazard, Ltd., Class A	234,140	9,599,740

Morgan Stanley	143,448	3,751,165

State Street Corp.	67,682	3,150,597

The Charles Schwab Corp. (L)	715,796	13,106,225

The Goldman Sachs Group, Inc.	67,509	10,194,534

Diversified Financial Services 2.17%

Bank of America Corp.	803,947	9,872,469

JPMorgan Chase & Company	379,839	17,332,054

Insurance 3.62%

ACE, Ltd.	95,687	6,434,951

Berkshire Hathaway, Inc., Class B (I)(L)	93,393	7,779,637

MetLife, Inc.	497,677	23,286,307

Prudential Financial, Inc.	124,253	7,880,125

Health Care 5.61%		70,322,230

Biotechnology 0.88%

Amgen, Inc. (I)	194,717	11,069,661

Health Care Equipment & Supplies 1.03%

Medtronic, Inc.	308,728	12,889,394

Health Care Providers & Services 1.22%

HCA Holdings, Inc. (I)	92,999	3,050,367

McKesson Corp. (I)	82,000	6,806,820

Medco Health Solutions, Inc. (I)	66,762	3,960,989

Quest Diagnostics, Inc.	26,816	1,511,886

Pharmaceuticals 2.48%

Abbott Laboratories (L)	222,639	11,586,134

Hospira, Inc. (I)	131,914	7,483,481

Pfizer, Inc.	517,840	10,853,926

Shire PLC, ADR	11,904	1,109,572

Industrials 7.62%		95,475,147

Aerospace & Defense 2.84%

Honeywell International, Inc.	165,038	10,105,277

Textron, Inc. (L)	520,329	13,580,587

United Technologies Corp.	133,110	11,923,994

Air Freight & Logistics 0.51%

Expeditors International of Washington, Inc. (L)	118,165	6,412,815

Airlines 0.42%

Delta Air Lines, Inc. (I)	497,890	5,168,098

Commercial Services & Supplies 2.24%

Iron Mountain, Inc. (L)	302,255	9,626,822

Republic Services, Inc.	583,869	18,461,938

Machinery 1.17%

Danaher Corp.	195,592	10,804,502

Deere & Company	39,749	3,875,528

12	Balanced Fund | Semiannual report	See notes to financial statements

			Shares	Value
Professional Services 0.44%

Verisk Analytics, Inc., Class A (I)			167,647	$5,515,586

Information Technology 12.37%				154,950,785

Communications Equipment 2.39%

QUALCOMM, Inc.			480,154	27,291,953

Research In Motion, Ltd. (I)			54,011	2,627,635

Computers & Peripherals 3.58%

Apple, Inc. (I)			66,711	23,230,772

Hewlett-Packard Company			537,052	21,680,789

Internet Software & Services 1.94%

Google, Inc., Class A (I)			44,650	24,294,065

Software 4.46%

Adobe Systems, Inc. (I)(L)			216,535	7,264,749

Intuit, Inc. (I)(L)			194,073	10,782,696

Microsoft Corp.			1,451,888	37,778,126

Materials 4.23%				53,041,457

Chemicals 1.64%

Ecolab, Inc.			267,353	14,105,544

Monsanto Company			94,102	6,402,700

Containers & Packaging 0.80%

Owens-Illinois, Inc. (I)			338,686	10,048,814

Metals & Mining 1.79%

Avalon Rare Metals, Inc. (I)			451,700	4,120,035

Barrick Gold Corp.			286,505	14,614,620

Freeport-McMoRan Copper & Gold, Inc.			68,140	3,749,744

Utilities 0.78%				9,762,151

Electric Utilities 0.17%

PPL Corp.			77,247	2,118,885

Water Utilities 0.61%

American Water Works Company, Inc.			260,152	7,643,266

Preferred Securities 0.13%				$1,624,511

(Cost $1,154,100)

Energy 0.13%				1,624,511

Oil, Gas & Consumable Fuels 0.13%

Apache Corp., Series D, 6.000% (L)			23,082	1,624,511

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 12.60%				$157,899,727

(Cost $152,724,974)

U.S. Government 5.79%				72,556,693
Treasury Inflation Protected Securities
Note	2.500	07-15-16	$2,190,980	2,534,519
Note	2.000	01-15-14	16,762,620	18,441,497

U.S. Treasury Bonds
Bond	6.000	02-15-26	2,500,000	3,089,453
Bond	4.250	11-15-40	2,725,000	2,655,172

See notes to financial statements	Semiannual report | Balanced Fund	13

		Maturity
	Rate (%)	date	Par value	Value
U.S. Treasury Notes
Note (L)	3.625	02-15-21	$7,005,000	$7,200,923
Note	2.375	03-31-16	16,000,000	16,335,008
Note (L)	2.125	02-29-16	12,050,000	12,178,031
Note (L)	2.000	01-31-16	10,060,000	10,122,090

U.S. Government Agency 6.81%				85,343,034

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11-01-24	1,623,405	1,713,053
30 Yr Pass Thru Ctf	6.500	06-01-37	265,122	297,368
30 Yr Pass Thru Ctf	6.500	10-01-37	506,906	568,558
30 Yr Pass Thru Ctf	6.500	11-01-37	1,001,580	1,124,493
30 Yr Pass Thru Ctf	6.500	12-01-37	470,192	527,379
30 Yr Pass Thru Ctf	6.500	12-01-37	311,509	349,396
30 Yr Pass Thru Ctf	6.500	02-01-38	298,512	335,145
30 Yr Pass Thru Ctf	6.500	03-01-38	928,887	1,041,863
30 Yr Pass Thru Ctf	6.500	04-01-38	834,251	935,717
30 Yr Pass Thru Ctf	6.500	04-01-39	1,784,040	2,001,024
30 Yr Pass Thru Ctf	6.500	09-01-39	792,852	889,283
30 Yr Pass Thru Ctf	4.000	09-01-40	577,353	574,908

Federal National Mortgage Association
15 Yr Pass Thru Ctf	7.000	07-01-11	745	747
15 Yr Pass Thru Ctf	6.500	08-01-16	12,477	13,507
15 Yr Pass Thru Ctf	5.500	08-01-22	1,723,629	1,870,461
15 Yr Pass Thru Ctf	5.500	01-01-23	1,380,495	1,496,371
15 Yr Pass Thru Ctf	4.500	12-01-17	209,724	222,410
15 Yr Pass Thru Ctf	4.500	03-01-23	2,167,585	2,297,106
15 Yr Pass Thru Ctf	4.500	03-01-26	1,556,867	1,645,516
15 Yr Pass Thru Ctf	4.000	07-01-24	4,062,075	4,236,999
30 Yr Pass Thru Ctf	8.000	01-01-31	6,397	7,338
30 Yr Pass Thru Ctf	7.500	04-01-31	7,587	8,656
30 Yr Pass Thru Ctf	7.000	06-01-31	7,744	8,903
30 Yr Pass Thru Ctf	7.000	06-01-32	3,901	4,487
30 Yr Pass Thru Ctf	6.500	07-01-36	759,688	854,192
30 Yr Pass Thru Ctf	6.500	07-01-36	2,780,755	3,128,415
30 Yr Pass Thru Ctf	6.500	01-01-39	2,390,332	2,684,698
30 Yr Pass Thru Ctf	6.500	03-01-39	469,826	528,492
30 Yr Pass Thru Ctf	6.500	06-01-39	3,856,284	4,336,001
30 Yr Pass Thru Ctf	6.000	07-01-38	15,329,574	16,844,151
30 Yr Pass Thru Ctf	5.500	08-01-37	4,719,854	5,097,938
30 Yr Pass Thru Ctf	5.000	TBA	2,700,000	2,850,136
30 Yr Pass Thru Ctf	5.000	09-01-40	4,605,648	4,864,447
30 Yr Pass Thru Ctf	2.750	03-13-14	9,000,000	9,419,769

Financing Corp.
Bond	9.650	11-02-18	1,790,000	2,561,456

Government National Mortgage Association
15 Yr Pass Thru Ctf	5.500	08-15-23	3,684,913	4,011,777
30 Yr Pass Thru Ctf	9.000	04-15-21	1,384	1,590
30 Yr Pass Thru Ctf	6.500	04-15-29	95,610	107,971
30 Yr Pass Thru Ctf	5.500	07-20-38	1,491,715	1,618,143
30 Yr Pass Thru Ctf	5.500	09-15-38	3,174,656	3,458,476

New Valley Generation II
Pass Thru Ctf	5.572	05-01-20	719,649	804,694

14	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Foreign Government Obligations 0.15%				$1,914,458

(Cost $1,880,995)

South Korea 0.15%				1,914,458

Korea Development Bank	4.000	09-09-16	$1,890,000	1,914,458

Corporate Bonds 18.75%				$235,003,058

(Cost $215,784,275)

Consumer Discretionary 0.91%				11,377,447

Auto Components 0.09%

Allison Transmission, Inc. (S)	11.000	11-01-15	$1,000,000	1,087,500

Automobiles 0.13%

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,560,000	1,586,543

Media 0.60%

CBS Corp.	7.875	07-30-30	1,770,000	2,104,670

Comcast Cable Communications Holdings, Inc.	8.375	03-15-13	729,000	822,018

Time Warner Cable, Inc.	6.750	07-01-18	4,000,000	4,609,216

Multiline Retail 0.09%

Macy’s Retail Holdings, Inc.	8.375	07-15-15	1,000,000	1,167,500

Consumer Staples 1.89%				23,752,340

Beverages 0.45%

Anheuser-Busch InBev Worldwide, Inc.	7.200	01-15-14	5,000,000	5,715,810

Food & Staples Retailing 0.16%

CVS Caremark Corp. (6.302% to 6-1-12, then
3 month LIBOR + 2.065%)	6.302	06-01-37	2,000,000	1,980,000

Food Products 0.63%

Archer-Daniels-Midland Company	5.765	03-01-41	1,270,000	1,350,703

Kraft Foods, Inc.	6.125	08-23-18	4,000,000	4,538,580

Ralcorp Holdings Corp.	4.950	08-15-20	2,000,000	2,034,106

Household Products 0.51%

Clorox Company	5.000	03-01-13	5,000,000	5,311,355

Yankee Candle Company, Inc.	8.500	02-15-15	1,000,000	1,042,500

Tobacco 0.14%

Lorillard Tobacco Company	6.875	05-01-20	1,615,000	1,779,286

Energy 1.70%				21,316,363

Oil, Gas & Consumable Fuels 1.70%

Anadarko Petroleum Corp.	6.375	09-15-17	2,185,000	2,469,179

Kerr-McGee Corp.	6.950	07-01-24	2,000,000	2,250,820

Kinder Morgan Energy Partners LP	5.950	02-15-18	5,000,000	5,594,385

Kinder Morgan Finance Company	5.700	01-05-16	2,000,000	2,105,000

NuStar Logistics LP	4.800	09-01-20	1,045,000	1,044,155

Shell International Finance BV	6.375	12-15-38	2,000,000	2,324,024

Spectra Energy Capital LLC	5.668	08-15-14	5,000,000	5,528,800

See notes to financial statements	Semiannual report | Balanced Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Financials 7.69%				$96,315,936

Capital Markets 1.63%

Credit Suisse New York	5.300	08-13-19	$3,000,000	3,215,397

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,360,000	1,408,601

Macquarie Group, Ltd. (S)	6.000	01-14-20	3,000,000	3,063,207

Morgan Stanley	6.000	04-28-15	5,000,000	5,516,210

The Goldman Sachs Group, Inc.	6.750	10-01-37	3,000,000	3,113,196

The Goldman Sachs Group, Inc.	5.375	03-15-20	4,000,000	4,162,708

Commercial Banks 1.79%

Abbey National Treasury Services PLC	4.000	04-27-16	1,945,000	1,959,705

Australia & New Zealand Banking Group,
Ltd. (S)	5.100	01-13-20	2,160,000	2,245,931

Barclays Bank PLC	5.140	10-14-20	1,365,000	1,328,346

Barclays Bank PLC	5.125	01-08-20	3,000,000	3,088,770

BBVA Bancomer SA (S)	6.500	03-10-21	2,470,000	2,524,125

Commonwealth Bank of Australia (S)	5.000	03-19-20	2,725,000	2,832,144

First Tennessee Bank NA	5.050	01-15-15	595,000	617,541

Lloyds TSB Bank PLC	6.375	01-21-21	2,205,000	2,364,254

PNC Funding Corp.	4.250	09-21-15	2,000,000	2,127,728

Wachovia Corp.	5.750	02-01-18	3,000,000	3,348,582

Consumer Finance 0.27%

Capital One Financial Corp.	7.375	05-23-14	1,000,000	1,162,122

Discover Bank	7.000	04-15-20	2,000,000	2,250,584

Diversified Financial Services 1.87%

Bank of America Corp.	5.650	05-01-18	4,000,000	4,262,660

Beaver Valley Funding	9.000	06-01-17	662,000	726,221

Citigroup, Inc.	6.125	05-15-18	4,000,000	4,419,460

Crown Castle Towers LLC (S)	6.113	01-15-20	2,125,000	2,301,248

GE Capital Trust I (6.375% to 11-15-17, then
3 month LIBOR + 2.290%)	6.375	11-15-67	1,000,000	1,037,500

International Lease Finance Corp. (S)	7.125	09-01-18	1,455,000	1,564,125

JPMorgan Chase & Company	4.650	06-01-14	2,000,000	2,158,118

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,000,000	1,163,783

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	2,680,000	2,304,800

The Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,175,585

The Bear Stearns Companies LLC	6.400	10-02-17	2,000,000	2,285,482

Insurance 1.04%

Aflac, Inc.	8.500	05-15-19	1,500,000	1,836,350

American International Group, Inc.	5.850	01-16-18	2,000,000	2,114,486

AON Corp.	8.205	01-01-27	1,800,000	2,036,621

CNA Financial Corp.	6.500	08-15-16	3,675,000	4,117,062

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	935,000	927,988

The Travelers Companies, Inc.	3.900	11-01-20	2,000,000	1,934,378

Real Estate Investment Trusts 1.09%

Boston Properties LP	5.875	10-15-19	3,000,000	3,301,239

Duke Realty LP	5.950	02-15-17	2,000,000	2,194,106

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	1,230,000	1,269,889

16	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Investment Trusts (continued)

HCP, Inc.	5.375	02-01-21	$2,000,000	$2,080,488

ProLogis	6.625	05-15-18	755,000	835,666

Vornado Realty LP	4.250	04-01-15	3,805,000	3,939,530

Health Care 0.44%				5,510,835

Health Care Equipment & Supplies 0.04%

Covidien International Finance SA	6.000	10-15-17	380,000	438,663

Pharmaceuticals 0.40%

Roche Holdings, Inc. (S)	5.000	03-01-14	1,432,000	1,569,561

Schering-Plough Corp.	6.000	09-15-17	3,000,000	3,502,611

Industrials 1.25%				15,717,418

Aerospace & Defense 0.18%

Textron, Inc.	6.200	03-15-15	2,000,000	2,209,040

Airlines 0.22%

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,569,794	1,632,586

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	1,190,000	1,195,950

Building Products 0.17%

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,000,000	2,130,000

Industrial Conglomerates 0.59%

Koninklijke (Royal) Philips Electronics N.V.	5.750	03-11-18	5,000,000	5,657,820

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	1,755,000	1,750,613

Road & Rail 0.09%

Union Pacific Corp.	5.750	11-15-17	1,000,000	1,141,409

Information Technology 0.65%				8,089,984

Computers & Peripherals 0.43%

Hewlett-Packard Company	4.500	03-01-13	5,000,000	5,332,010

IT Services 0.22%

International Business Machines Corp.	8.000	10-15-38	2,000,000	2,757,974

Materials 1.56%				19,537,543

Chemicals 0.47%

E.I. du Pont de Nemours & Company	5.875	01-15-14	340,000	378,383

Ecolab, Inc.	4.875	02-15-15	5,000,000	5,511,895

Metals & Mining 0.70%

Alcoa, Inc.	5.400	04-15-21	1,300,000	1,321,179

ArcelorMittal	9.850	06-01-19	2,000,000	2,577,956

Commercial Metals Company	7.350	08-15-18	2,500,000	2,727,500

Nucor Corp.	5.000	06-01-13	2,000,000	2,155,494

Paper & Forest Products 0.39%

International Paper Company	7.950	06-15-18	4,000,000	4,865,136

Telecommunication Services 0.97%				12,169,329

Diversified Telecommunication Services 0.79%

Telecom Italia Capital SA	7.721	06-04-38	1,175,000	1,268,699

Telecom Italia Capital SA	7.200	07-18-36	1,875,000	1,928,754

Telecom Italia Capital SA	6.175	06-18-14	1,000,000	1,090,796

Verizon Communications, Inc.	5.550	02-15-16	5,000,000	5,615,765

See notes to financial statements	Semiannual report | Balanced Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Wireless Telecommunication Services 0.18%

America Movil SAB de CV	5.000	03-30-20	$2,170,000	$2,265,315

Utilities 1.69%				21,215,863

Electric Utilities 0.62%

Appalachian Power Company	4.950	02-01-15	3,000,000	3,213,150

Duke Energy Carolinas LLC	5.250	01-15-18	1,000,000	1,107,523

Florida Power Corp.	5.800	09-15-17	1,205,000	1,385,543

Kansas City Power & Light Company	6.500	11-15-11	1,000,000	1,024,575

Oncor Electric Delivery Company LLC (S)	5.750	09-30-20	1,000,000	1,076,040

Energy Equipment & Services 0.21%

MidAmerican Energy Holdings Company	8.480	09-15-28	2,000,000	2,592,920

Independent Power Producers & Energy Traders 0.16%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	2,000,000	2,069,112

Multi-Utilities 0.70%

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	2,000,000	1,970,000

Pacific Gas & Electric Company	5.625	11-30-17	5,000,000	5,625,095

Sempra Energy	6.500	06-01-16	1,000,000	1,151,905

Capital Preferred Securities 0.19%				$2,391,200

(Cost $2,397,468)

Financials 0.19%				2,391,200

Commercial Banks 0.19%

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	$2,440,000	2,391,200

Collateralized Mortgage Obligations 3.21%				$40,192,001

(Cost $38,201,364)

Commercial & Residential 2.46%				30,848,855
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.964	05-10-45	$2,990,000	3,219,702
Series 2006-4, Class AM	5.675	07-10-46	3,015,000	3,162,085

Commercial Mortgage Pass Through
Certificates (P)
Series 2007-C9, Class A4	6.008	12-10-49	3,000,000	3,337,258

GMAC Mortgage Corp Loan Trust
Series 2004-AR2, Class 3A (P)	3.407	08-19-34	4,683,083	4,304,797

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.078	07-10-38	3,020,000	3,230,260

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	6.061	04-15-45	2,000,000	2,148,826
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,168,894

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	2,000,000	2,120,603
Series 2007-C2, Class A3	5.430	02-15-40	2,195,000	2,380,001

Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.643	03-12-44	4,475,000	4,776,429

18	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency 0.75%				$9,343,146
Federal Home Loan Mortgage Corp.
Series 3794, Class PI IO	4.500	02-15-38	$6,008,753	1,000,778

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	9,529,941	1,717,246
Series 398, Class C3 IO	4.500	05-25-39	5,267,015	1,241,847
Series 402, Class 4 IO	4.000	10-25-39	10,376,107	2,275,118
Series 407, Class 7 IO	5.000	03-25-41	5,545,000	1,362,407
Series 407, Class 8 IO	5.000	03-25-41	2,555,000	618,185

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	8,563,172	1,127,565

Asset Backed Securities 2.04%				$25,586,607

(Cost $25,979,029)

Asset Backed Securities 2.04%				25,586,607
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.663	05-25-35	$2,180,000	1,991,262

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	1,000,000	1,020,000

Fremont Home Loan Trust (P)
Series 2005-1, Class M3	0.723	06-25-35	1,625,000	1,486,443

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	2,645,101	2,579,945

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.583	09-25-36	3,425,000	3,056,107
Series 2005-WMC1, Class M1 (P)	0.713	09-25-35	1,861,062	1,728,673

New Century Home Equity Loan Trust (P)
Series 2005-1, Class M1	0.663	03-25-35	1,870,000	1,438,105

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.293	03-25-35	3,200,000	2,938,710

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.843	02-25-35	4,050,000	3,439,398
Series 2005-WCH1, Class M2 (P)	0.733	01-25-36	4,315,000	4,056,428

Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.623	05-25-35	2,000,000	1,851,536

			Shares	Value
Warrants 0.17%				$2,090,715

(Cost $355,034)

Avalon Rare Metals, Inc. (Expiration Date 9-30-11; Strike Price: CAD 3.60) (I)			366,949	1,939,169

Boise, Inc. (Expiration Date 6-18-11; Strike Price: $7.50) (I)			70,816	151,546

		Yield (%)	Shares	Value
Securities Lending Collateral 7.92%				$99,217,053

(Cost $99,198,243)

John Hancock Collateral Investment Trust (W)		0.2616 (Y)	9,913,873	99,217,053

See notes to financial statements	Semiannual report | Balanced Fund	19

	Par value	Value
Short-Term Investments 0.01%		$189,000

(Cost $189,000)

Repurchase Agreement 0.01%		189,000
Repurchase Agreement with State Street Corp. dated 4-29-11 at
0.010% to be repurchased at $189,000 on 5-2-11, collateralized by $175,000 Federal Home Loan Mortgage Corp., 4.500% due
1-15-14 (valued at $193,375, including interest)	$189,000	189,000

Total investments (Cost $1,135,333,104)† 106.13%	$1,329,936,099

Other assets and liabilities, net (6.13%)		($76,851,100)

Total net assets 100.00%	$1,253,084,999

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

CAD Canadian Dollar

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

TBA To Be Announced

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,170,758,043. Net unrealized appreciation aggregated $159,178,056, of which $163,276,534 related to appreciated investment securities and $4,098,478 related to depreciated investment securities.

20	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,036,134,861)
including $96,114,820 of securities loaned (Note 2)	$1,230,719,046
Investments in affiliated issuers, at value (Cost $99,198,243) (Note 2)	99,217,053

Total investments, at value (Cost $1,135,333,104)	1,329,936,099
Cash	20,891,093
Receivable for investments sold	9,267,410
Receivable for fund shares sold	1,907,809
Dividends and interest receivable	4,785,672
Receivable for securities lending income	15,976
Other receivables and prepaid expenses	135,913

Total assets	1,366,939,972

Liabilities

Payable for investments purchased	6,680,472
Payable for delayed delivery securities purchased	2,842,172
Payable for fund shares repurchased	4,125,532
Payable upon return of securities loaned (Note 2)	99,212,482
Payable to affiliates
Accounting and legal services fees	36,679
Transfer agent fees	351,492
Distribution and service fees	385,192
Trustees’ fees	26,055
Other liabilities and accrued expenses	194,897

Total liabilities	113,854,973

Net assets

Capital paid-in	$1,125,460,435
Accumulated distributions in excess of net investment income	(6,483,509)
Accumulated net realized loss on investments and foreign
currency transactions	(60,512,995)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	194,621,068

Net assets	$1,253,084,999

See notes to financial statements	Semiannual report | Balanced Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($696,084,790 ÷ 43,305,740 shares)	$16.07
Class B ($84,145,371 ÷ 5,242,303 shares)[1]	$16.05
Class C ($369,672,128 ÷ 23,017,743 shares)[1]	$16.06
Class I ($78,634,756 ÷ 4,889,544 shares)	$16.08
Class R1 ($1,533,701 ÷ 95,044 shares)	$16.14
Class R3 ($18,403,254 ÷ 1,141,790 shares)	$16.12
Class R4 ($1,720,783 ÷ 106,710 shares)	$16.13
Class R5 ($2,890,216 ÷ 179,368 shares)	$16.11

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.92

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$9,460,034
Dividends	5,336,574
Securities lending	89,883
Less foreign taxes withheld	(45,559)

Total investment income	14,840,932

Expenses

Investment management fees (Note 4)	3,672,584
Distribution and service fees (Note 4)	3,269,722
Accounting and legal services fees (Note 4)	95,065
Transfer agent fees (Note 4)	1,046,870
Trustees’ fees (Note 4)	45,051
State registration fees	85,074
Printing and postage	80,160
Professional fees	37,229
Custodian fees	98,472
Registration and filing fees	17,752
Other	22,334

Total expenses	8,470,313

Net investment income	6,370,619

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	45,248,470
Investments in affiliated issuers	(15,505)
Foreign currency transactions	(52,836)

45,180,129

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	53,618,236
Investments in affiliated issuers	2,532
Translation of assets and liabilities in foreign currencies	11,357

53,632,125

Net realized and unrealized gain	98,812,254

Increase in net assets from operations	$105,182,873

See notes to financial statements	Semiannual report | Balanced Fund	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment income	$6,370,619	$10,294,315
Net realized gain	45,180,129	67,575,184
Change in net unrealized appreciation (depreciation)	53,632,125	42,850,982

Increase in net assets resulting from operations	105,182,873	120,720,481

Distributions to shareholders
From net investment income
Class A	(8,615,053)	(7,680,818)
Class B	(721,294)	(361,416)
Class C	(3,254,040)	(1,670,984)
Class I	(1,386,129)	(1,537,895)
Class R1	(12,229)	(3,989)
Class R3	(226,106)	(53,172)
Class R4	(18,120)	(12,815)
Class R5	(47,874)	(49,481)

Total distributions	(14,280,845)	(11,370,570)

From Fund share transactions (Note 5)	(53,764,743)	104,270,094

Total increase	37,137,285	213,620,005

Net assets

Beginning of period	1,215,947,714	1,002,327,709

End of period	$1,253,084,999	$1,215,947,714

Undistributed (accumulated distributions in excess of) net
investment income	($6,483,509)	$1,426,717

24	Balanced Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.93	$13.54	$11.33	$15.67	$13.39	$12.60	$11.67
Net investment income[4]	0.10	0.18	0.18	0.19	0.25	0.18	0.13
Net realized and unrealized
gain (loss) on investments	1.23	1.38	2.25	(4.36)	2.86	1.54	1.41
Total from
investment operations	1.33	1.56	2.43	(4.17)	3.11	1.72	1.54
Less distributions
From net investment income	(0.19)	(0.17)	(0.22)	(0.17)	(0.24)	(0.20)	(0.16)
From net realized gain	—	—	—	—	(0.59)	(0.73)	(0.45)
Total distributions	(0.19)	(0.17)	(0.22)	(0.17)	(0.83)	(0.93)	(0.61)
Net asset value, end
of period	$16.07	$14.93	$13.54	$11.33	$15.67	$13.39	$12.60
Total return (%)[5]	9.00[6]	11.61[7]	21.72[7]	(26.84)[6,7]	23.45[7]	13.75[7]	13.36[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$696	$668	$579	$427	$241	$111	$92
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.16[8]	1.18	1.22	1.18[8]	1.22	1.28	1.37
Expenses net of fee waivers
and credits	1.16[8]	1.17	1.21	1.17[8]	1.21	1.28	1.35
Net investment income	1.26[8]	1.12	1.54	1.58[8]	1.68	1.35	1.13
Portfolio turnover (%)	33	67	78	95	43	60	88

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	25

CLASS B SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.91	$13.52	$11.31	$15.66	$13.39	$12.60	$11.67
Net investment income[4]	0.04	0.08	0.10	0.10	0.15	0.09	0.05
Net realized and unrealized
gain (loss) on investments	1.24	1.38	2.25	(4.36)	2.85	1.54	1.41
Total from
investment operations	1.28	1.46	2.35	(4.26)	3.00	1.63	1.46
Less distributions
From net investment income	(0.14)	(0.07)	(0.14)	(0.09)	(0.14)	(0.11)	(0.08)
From net realized gain	—	—	—	—	(0.59)	(0.73)	(0.45)
Total distributions	(0.14)	(0.07)	(0.14)	(0.09)	(0.73)	(0.84)	(0.53)
Net asset value, end
of period	$16.05	$14.91	$13.52	$11.31	$15.66	$13.39	$12.60
Total return (%)[5]	8.64[6]	10.86[7]	20.93[7]	(27.31)[6,7]	22.54[7]	12.97[7]	12.59[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$84	$76	$60	$42	$37	$27	$27
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.86[8]	1.88	1.91	1.88[8]	1.91	1.97	2.07
Expenses net of fee waivers
and credits	1.86[8]	1.87	1.91	1.87[8]	1.91	1.97	2.05
Net investment income	0.56[8]	0.42	0.85	0.88[8]	0.98	0.66	0.43
Portfolio turnover (%)	33	67	78	95	43	60	88

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.

26	Balanced Fund | Semiannual report	See notes to financial statements

CLASS C SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.92	$13.53	$11.32	$15.67	$13.39	$12.60	$11.67
Net investment income[4]	0.04	0.08	0.10	0.10	0.15	0.09	0.05
Net realized and unrealized
gain (loss) on investments	1.24	1.38	2.25	(4.36)	2.86	1.54	1.41
Total from
investment operations	1.28	1.46	2.35	(4.26)	3.01	1.63	1.46
Less distributions
From net investment income	(0.14)	(0.07)	(0.14)	(0.09)	(0.14)	(0.11)	(0.08)
From net realized gain	—	—	—	—	(0.59)	(0.73)	(0.45)
Total distributions	(0.14)	(0.07)	(0.14)	(0.09)	(0.73)	(0.84)	(0.53)
Net asset value, end
of period	$16.06	$14.92	$13.53	$11.32	$15.67	$13.39	$12.60
Total return (%)[5]	8.64[6]	10.85[7]	20.91[7]	(27.30)[6,7]	22.60[7]	12.96[7]	12.59[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$370	$350	$270	$162	$49	$10	$6
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.86[8]	1.88	1.92	1.88[8]	1.91	1.97	2.07
Expenses net of fee waivers
and credits	1.86[8]	1.87	1.92	1.87[8]	1.91	1.97	2.05
Net investment income	0.56[8]	0.42	0.83	0.88[8]	0.96	0.64	0.43
Portfolio turnover (%)	33	67	78	95	43	60	88

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	27

CLASS I SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]
Per share operating performance

Net asset value, beginning
of period	$14.94	$13.54	$11.33	$15.67	$13.40	$12.61	$11.67
Net investment income[4]	0.13	0.24	0.23	0.24	0.32	0.24	0.19
Net realized and unrealized
gain (loss) on investments	1.24	1.39	2.25	(4.36)	2.85	1.54	1.43
Total from
investment operations	1.37	1.63	2.48	(4.12)	3.17	1.78	1.62
Less distributions
From net investment income	(0.23)	(0.23)	(0.27)	(0.22)	(0.31)	(0.26)	(0.23)
From net realized gain	—	—	—	—	(0.59)	(0.73)	(0.45)
Total distributions	(0.23)	(0.23)	(0.27)	(0.22)	(0.90)	(0.99)	(0.68)
Net asset value, end
of period	$16.08	$14.94	$13.54	$11.33	$15.67	$13.40	$12.61
Total return (%)	9.23[5]	12.14	22.23[6]	(26.60)[5,6]	23.89[6]	14.29[6]	14.02[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$79	$99	$92	$74	$30	$4	$7
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.73[7]	0.74	0.79	0.75[7]	0.77	0.80	0.84
Expenses net of fee waivers
and credits	0.73[7]	0.74	0.79	0.75[7]	0.77	0.80	0.84
Net investment income	1.72[7]	1.55	1.98	2.01[7]	2.06	1.81	1.63
Portfolio turnover (%)	33	67	78	95	43	60	88

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

CLASS R1 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$14.99	$13.57	$11.35	$14.24
Net investment income[4]	0.07	0.13	0.12	0.01
Net realized and unrealized gain (loss) on investments	1.25	1.40	2.27	(2.86)
Total from investment operations	1.32	1.53	2.39	(2.85)
Less distributions
From net investment income	(0.17)	(0.11)	(0.17)	(0.04)
Net asset value, end of period	$16.14	$14.99	$13.57	$11.35
Total return (%)	8.89[5]	11.32	21.23[6]	(20.06)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49[8]	1.45	2.88	1.59[8]
Expenses net of fee waivers and credits	1.49[8]	1.45	1.63	1.59[8]
Net investment income	0.90[8]	0.81	0.94	0.59[8]
Portfolio turnover (%)	33	67	78	95

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 9-8-08 (inception date) to 10-31-08.
3 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.

28	Balanced Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$14.98	$13.57	$11.35	$14.24
Net investment income[4]	0.08	0.16	0.13	0.01
Net realized and unrealized gain (loss) on investments	1.25	1.38	2.27	(2.86)
Total from investment operations	1.33	1.54	2.40	(2.85)
Less distributions
From net investment income	(0.19)	(0.13)	(0.18)	(0.04)
Net asset value, end of period	$16.12	$14.98	$13.57	$11.35
Total return (%)	8.94[5]	11.41	21.36[6]	(20.04)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$18	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[8]	1.25	2.83	1.50[8]
Expenses net of fee waivers and credits	1.33[8]	1.25	1.51	1.50[8]
Net investment income	1.09[8]	1.03	1.01	0.68[8]
Portfolio turnover (%)	33	67	78	95

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 9-8-08 (inception date) to 10-31-08.
3 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.

CLASS R4 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$14.98	$13.57	$11.34	$14.24
Net investment income[4]	0.10	0.19	0.10	0.01
Net realized and unrealized gain (loss) on investments	1.25	1.39	2.34	(2.85)
Total from investment operations	1.35	1.58	2.44	(2.84)
Less distributions
From net investment income	(0.20)	(0.17)	(0.21)	(0.06)
Net asset value, end of period	$16.13	$14.98	$13.57	$11.34
Total return (%)	9.08[5]	11.71	21.81[6]	(20.04)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[8]	1.11	1.86	1.22[8]
Expenses net of fee waivers and credits	1.10[8]	1.11	1.23	1.22[8]
Net investment income	1.31[8]	1.18	1.40	0.96[8]
Portfolio turnover (%)	33	67	78	95

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 9-8-08 (inception date) to 10-31-08.
3 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	29

CLASS R5 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2,3]

Per share operating performance

Net asset value, beginning of period	$14.97	$13.56	$11.34	$14.24
Net investment income[4]	0.13	0.23	0.23	0.02
Net realized and unrealized gain (loss) on investments	1.23	1.40	2.24	(2.85)
Total from investment operations	1.36	1.63	2.47	(2.83)
Less distributions
From net investment income	(0.22)	(0.22)	(0.25)	(0.07)
Net asset value, end of period	$16.11	$14.97	$13.56	$11.34
Total return (%)	9.19[5]	12.09	22.09[6]	(19.98)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[8]	0.78	2.07	0.94[8]
Expenses net of fee waivers and credits	0.79[8]	0.78	0.92	0.94[8]
Net investment income	1.63[8]	1.44	1.75	1.25[8]
Portfolio turnover (%)	33	67	78	95

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 9-8-08 (inception date) to 10-31-08.
3 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.

30	Balanced Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek current income, long-term growth of capital and income and preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Balanced Fund	31

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$78,548,665	$78,548,665	—	—
Consumer Staples	66,043,459	66,043,459	—	—
Energy	105,623,205	105,622,094	—	$1,111
Financials	130,060,670	130,060,670	—	—
Health Care	70,322,230	70,322,230	—	—
Industrials	95,475,147	95,475,147	—	—
Information Technology	154,950,785	154,950,785	—	—
Materials	53,041,457	53,041,457	—	—
Utilities	9,762,151	9,762,151	—	—
Preferred Securities
Energy	1,624,511	1,624,511	—	—
U.S. Government &
Agency Obligations	157,899,727	—	$157,899,727	—
Foreign Government
Obligations	1,914,458	—	1,914,458	—
Corporate Bonds	235,003,058	—	235,003,058	—
Capital Preferred
Securities	2,391,200	—	2,391,200	—
Collateralized Mortgage
Obligations	40,192,001	—	40,192,001	—
Asset-Backed Securities	25,586,607	—	25,586,607	—
Warrants	2,090,715	2,090,715	—	—
Securities Lending
Collateral	99,217,053	99,217,053	—	—
Short-Term Investments	189,000	—	189,000	—

Total Investments
in Securities	$1,329,936,099	$866,758,937	$463,176,051	$1,111

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

32	Balanced Fund | Semiannual report

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Inflation indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities reduce interest income to the extent of income recorded in the current fiscal period. Excess amounts are recorded as an adjustment to cost.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund,

Semiannual report | Balanced Fund	33

and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $76,515,415 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires October 31, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

34	Balanced Fund | Semiannual report

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, foreign currency transactions, passive foreign investment companies and amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net assets; and (b) 0.55% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.63%, 1.53%, 1.23% and 0.93% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, excluding certain expenses such as taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses. These fee waivers and expense limitations shall remain in effect until February 29, 2012. For the six months ended April 30, 2011, there were no amounts waived in regard to these agreements.

Semiannual report | Balanced Fund	35

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $785,232 for the six months ended April 30, 2011. Of this amount, $116,980 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $661,643 was paid as sales commissions to broker-dealers and $6,609 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $94,423 and $23,916 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable,

36	Balanced Fund | Semiannual report

to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,021,849	$621,863
Class B	399,204	72,905
Class C	1,782,274	325,375
Class I	—	23,000
Class R1	4,744	186
Class R3	57,569	2,828
Class R4	2,827	223
Class R5	1,255	490

Total	$3,269,722	$1,046,870

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,190,220	$80,483,245	14,794,982	$210,254,381
Distributions reinvested	528,652	8,095,459	506,376	7,207,408
Repurchased	(7,176,417)	(111,350,860)	(13,286,847)	(188,930,526)

Net increase (decrease)	(1,457,545)	($22,772,156)	2,014,511	$28,531,263

Class B shares

Sold	592,262	$9,171,307	1,495,741	$21,261,108
Distributions reinvested	38,913	593,482	20,964	298,455
Repurchased	(485,973)	(7,532,900)	(872,900)	(12,405,024)

Net increase	145,202	$2,231,889	643,805	$9,154,539

Class C shares

Sold	2,329,451	$36,133,217	7,705,484	$109,446,306
Distributions reinvested	163,374	2,491,398	88,531	1,261,181
Repurchased	(2,911,913)	(45,093,734)	(4,295,326)	(61,155,003)

Net increase (decrease)	(419,088)	($6,469,119)	3,498,689	$49,552,484

Semiannual report | Balanced Fund	37

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class I shares

Sold	1,145,285	$17,845,159	2,077,738	$29,597,145
Distributions reinvested	49,487	759,046	53,794	765,414
Repurchased	(2,939,938)	(45,183,080)	(2,266,681)	(32,257,614)

Net decrease	(1,745,166)	($26,578,875)	(135,149)	($1,895,055)

Class R1 shares

Sold	59,788	$926,189	62,862	$900,636
Distributions reinvested	656	10,113	264	3,775
Repurchased	(22,917)	(357,445)	(29,906)	(436,055)

Net increase	37,527	$578,857	33,220	$468,356

Class R3 shares

Sold	129,483	$1,974,913	1,231,292	$16,695,856
Distributions reinvested	14,724	226,106	3,686	53,172
Repurchased	(189,598)	(2,952,768)	(79,670)	(1,139,342)

Net increase (decrease)	(45,391)	($751,749)	1,155,308	$15,609,686

Class R4 shares

Sold	34,123	$532,575	10,802	$154,795
Distributions reinvested	1,169	17,996	898	12,815
Repurchased	(8,200)	(129,271)	(5,081)	(72,949)

Net increase	27,092	$421,300	6,619	$94,661

Class R5 shares

Sold	31,722	$489,938	324,887	$4,605,121
Distributions reinvested	3,119	47,874	3,477	49,481
Repurchased	(61,198)	(962,702)	(133,286)	(1,900,442)

Net increase (decrease)	(26,357)	($424,890)	195,078	$2,754,160

Net increase (decrease)	(3,483,726)	($53,764,743)	7,412,081	$104,270,094

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $337,694,047 and $358,687,620, respectively, for the six months ended April 30, 2011. Purchases and sales of U.S. Treasury obligations aggregated $56,344,074 and $78,127,271, respectively, for the six months ended April 30, 2011.

38	Balanced Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Balanced Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	360SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

John Hancock
MUTUAL FUNDS

John Hancock
Large Cap Equity Fund

Semiannual Report
4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	8.65	7.11	2.99	8.78	8.65	40.95	34.31

Class B	8.52	7.11	2.90	9.02	8.52	40.96	33.10

Class C	12.52	7.40	2.75	13.07	12.52	42.88	31.15

Class I1	14.81	8.65	4.03	14.68	14.81	51.38	48.45

Class R1[1,2]	14.03	7.78	3.14	14.30	14.03	45.46	36.21

Class R3[1,2]	14.06	7.86	3.23	14.33	14.06	46.01	37.42

Class R4[1,2]	14.38	8.18	3.53	14.51	14.38	48.13	41.52

Class R5[1,2]	14.77	8.51	3.85	14.72	14.77	50.43	45.89

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5
Net/Gross (%)	1.17	1.92	1.92	0.75	1.50	1.25	1.00	0.75

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Large Cap Equity Fund | Semiannual report

	Class B	Class C	Class I [1]	Class R1[1,2]	Class R3 [1,2]	Class R4 [1,2]	Class R5 [1,2]

Start date	4-30-01	4-30-01	4 -30-01	4-30-01	4-30-01	4-30-01	4-30-01

NAV	$13,310	$13,115	$14,845	$13,621	$13,742	$14,152	$14,589

POP	$13,310	$13,115	$14,845	$13,621	$13,742	$14,152	$14,589

Index	$13,211	$13,211	$13,211	$13,211	$13,211	$13,211	$13,211

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

2 9-30-84 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 shares is 5-22-09. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Large Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,144.80	$5.90

Class B	1,000.00	1,140.20	9.87

Class C	1,000.00	1,140.70	9.87

Class I	1,000.00	1,146.80	3.94

Class R1	1,000.00	1,143.00	7.60

Class R3	1,000.00	1,143.30	7.07

Class R4	1,000.00	1,145.10	5.43

Class R5	1,000.00	1,147.20	3.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Large Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,019.30	$5.56

Class B	1,000.00	1,015.60	9.30

Class C	1,000.00	1,015.60	9.30

Class I	1,000.00	1,021.10	3.71

Class R1	1,000.00	1,017.70	7.15

Class R3	1,000.00	1,018.20	6.66

Class R4	1,000.00	1,019.70	5.11

Class R5	1,000.00	1,021.20	3.61

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.11%, 1.86%, 1.86%, 0.74%, 1.43%, 1.33%, 1.02% and 0.72% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Large Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (34.3% of Net Assets on 4-30-11)[1]

Microsoft Corp.	4.9%	Apple, Inc.	3.1%

Suncor Energy, Inc.	4.0%	Hewlett-Packard Company	3.1%

PepsiCo, Inc.	3.7%	Staples, Inc.	3.1%

QUALCOMM, Inc.	3.5%	MetLife, Inc.	3.0%

Google, Inc., Class A	3.2%	CVS Caremark Corp.	2.7%

Sector Composition[2,3]

Information Technology	20%	Health Care	9%

Financials	17%	Consumer Staples	9%

Energy	14%	Materials	7%

Industrials	12%	Utilities	1%

Consumer Discretionary	10%	Short-Term Investments & Other	1%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Large Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 99.37%	$3,079,448,504

(Cost $2,796,417,595)

Consumer Discretionary 10.16%		314,913,742

Automobiles 0.49%

Ford Motor Company (I)	972,561	15,045,517

Household Durables 0.95%

Pulte Group, Inc. (I)(L)	3,631,435	29,523,567

Media 2.19%

News Corp., Class B (L)	2,478,517	46,843,971

Sirius XM Radio, Inc. (I)(L)	10,532,653	20,959,979

Multiline Retail 2.15%

Dollar General Corp. (I)(L)	2,046,968	66,710,687

Specialty Retail 4.38%

Lowe’s Companies, Inc.	1,569,441	41,197,826

Staples, Inc.	4,476,452	94,632,195

Consumer Staples 8.83%		273,805,623

Beverages 3.70%

PepsiCo, Inc.	1,666,402	114,798,434

Food & Staples Retailing 2.70%

CVS Caremark Corp.	2,307,893	83,638,042

Food Products 1.08%

Archer-Daniels-Midland Company (L)	907,932	33,611,643

Household Products 1.35%

The Procter & Gamble Company	643,413	41,757,504

Energy 13.87%		429,690,536

Energy Equipment & Services 2.55%

Noble Corp.	371,840	15,992,838

Schlumberger, Ltd.	352,282	31,617,310

Weatherford International, Ltd. (I)	1,456,586	31,433,126

Oil, Gas & Consumable Fuels 11.32%

Brazil Ethanol, Inc. (I)(S)	500,000	5,000

CONSOL Energy, Inc.	490,839	26,549,482

Denbury Resources, Inc. (I)(L)	3,665,534	82,731,102

EQT Corp. (L)	627,111	32,992,310

OGX Petroleo e Gas Participacoes SA	2,970,928	31,896,119

Southwestern Energy Company (L)	1,195,606	52,439,279

Suncor Energy, Inc.	2,694,048	124,033,970

See notes to financial statements	Semiannual report | Large Cap Equity Fund	11

	Shares	Value
Financials 17.14%		$531,044,318

Capital Markets 7.56%

BlackRock, Inc.	138,308	27,100,070

Franklin Resources, Inc.	347,719	44,897,477

Lazard, Ltd., Class A	966,040	39,607,640

Morgan Stanley	591,380	15,464,587

State Street Corp.	236,786	11,022,388

The Charles Schwab Corp. (L)	2,948,052	53,978,832

The Goldman Sachs Group, Inc.	278,451	42,048,886

Diversified Financial Services 3.63%

Bank of America Corp.	3,078,396	37,802,703

JPMorgan Chase & Company	1,639,509	74,810,796

Insurance 5.95%

ACE, Ltd.	384,738	25,873,631

Berkshire Hathaway, Inc., Class B (I)(L)	380,148	31,666,328

MetLife, Inc.	2,014,366	94,252,185

Prudential Financial, Inc.	512,753	32,518,795

Health Care 8.87%		274,957,571

Biotechnology 1.47%

Amgen, Inc. (I)	801,031	45,538,612

Health Care Equipment & Supplies 1.71%

Medtronic, Inc.	1,269,933	53,019,703

Health Care Providers & Services 1.83%

HCA Holdings, Inc. (I)	349,219	11,454,383

McKesson Corp.	278,121	23,086,824

Medco Health Solutions, Inc. (I)	274,631	16,293,857

Quest Diagnostics, Inc.	105,104	5,925,764

Pharmaceuticals 3.86%

Abbott Laboratories (L)	915,824	47,659,481

Hospira, Inc. (I)	545,546	30,948,825

Pfizer, Inc.	1,957,544	41,030,122

Industrials 12.32%		381,730,870

Aerospace & Defense 4.68%

Honeywell International, Inc.	667,731	40,885,169

Textron, Inc. (L)	2,119,005	55,306,031

United Technologies Corp.	544,554	48,781,147

Air Freight & Logistics 0.85%

Expeditors International of Washington, Inc. (L)	487,368	26,449,461

Airlines 0.68%

Delta Air Lines, Inc. (I)	2,011,773	20,882,204

Commercial Services & Supplies 3.51%

Iron Mountain, Inc. (L)	1,175,529	37,440,599

Republic Services, Inc.	2,256,753	71,358,530

Machinery 1.95%

Danaher Corp.	806,776	44,566,306

Deere & Company	163,544	15,945,540

12	Large Cap Equity Fund | Semiannual report	See notes to financial statements

			Shares	Value
Professional Services 0.65%

Verisk Analytics, Inc., Class A (I)			611,425	$20,115,883

Information Technology 20.64%				639,519,828

Communications Equipment 3.88%

QUALCOMM, Inc.			1,922,442	109,271,603

Research In Motion, Ltd. (I)			223,373	10,867,096

Computers & Peripherals 6.20%

Apple, Inc. (I)			278,631	97,027,673

Hewlett-Packard Company			2,353,439	95,008,332

Internet Software & Services 3.24%

Google, Inc., Class A (I)			184,659	100,472,962

Software 7.32%

Adobe Systems, Inc. (I)(L)			930,043	31,202,943

Intuit, Inc. (I)			781,913	43,443,086

Microsoft Corp.			5,850,351	152,226,133

Materials 6.96%				215,811,068

Chemicals 2.40%

Ecolab, Inc. (L)			910,960	48,062,250

Monsanto Company			387,141	26,341,074

Containers & Packaging 1.27%

Owens-Illinois, Inc. (I)			1,332,957	39,548,834

Metals & Mining 3.29%

Avalon Rare Metals, Inc. (I)			2,756,170	25,139,510

Barrick Gold Corp.			1,200,424	61,233,628

Freeport-McMoRan Copper & Gold, Inc.			281,406	15,485,772

Utilities 0.58%				17,974,948

Water Utilities 0.58%

American Water Works Company, Inc.			611,809	17,974,948

	Rate	Maturity
	(%)	date	Par value	Value
Corporate Bonds 0.00%				$34,720

(Cost $286,174)

Industrials 0.00%				34,720

Airlines 0.00%

Northwest Airlines, Inc., Escrow Certificates (I)	7.625	11-15-23	$3,000,000	3,720

Northwest Airlines, Inc., Escrow Certificates (I)	6.625	05-15-23	25,000,000	31,000

			Shares	Value
Warrants 0.14%				$4,376,357

(Cost $447,653)

Avalon Rare Metals, Inc. (Expiration Date 9-30-11;
Strike Price: CAD 3.60) (I)			828,138	4,376,357

See notes to financial statements	Semiannual report | Large Cap Equity Fund	13

	Yield	Shares	Value
Securities Lending Collateral 7.41%			$229,769,207

(Cost $229,810,179)
John Hancock Collateral Investment Trust (W)	0.2616% (Y)	22,958,783	229,769,207

Total investments (Cost $3,026,961,601)† 106.92%		$3,313,628,788

Other assets and liabilities, net (6.92%)			($214,525,043)

Total net assets 100.00%		$3,099,103,745

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

CAD   Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $3,051,533,923. Net unrealized appreciation aggregated $262,094,865, of which $330,956,876 related to appreciated investment securities and $68,862,011 related to depreciated investment securities.

14	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,797,151,422)
including $222,229,347 of securities loaned (Note 2)	$3,083,859,581
Investments in affiliated issuers, at value (Cost $229,810,179) (Note 2)	229,769,207

Total investments, at value (Cost $3,026,961,601)	3,313,628,788
Cash	6,885,309
Receivable for investments sold	45,465,199
Receivable for fund shares sold	4,992,918
Dividends and interest receivable	1,808,507
Receivable for securities lending income	40,923
Other receivables and prepaid expenses	320,938

Total assets	3,373,142,582

Liabilities

Payable for investments purchased	28,027,461
Payable for fund shares repurchased	12,411,790
Payable upon return of securities loaned (Note 2)	229,784,329
Payable to affiliates
Accounting and legal services fees	74,517
Transfer agent fees	849,336
Distribution and service fees	909,322
Trustees’ fees	108,156
Management fees	1,582,478
Other liabilities and accrued expenses	291,448

Total liabilities	274,038,837

Net assets

Capital paid-in	$3,185,163,148
Accumulated distributions in excess of net investment income	(22,238,357)
Accumulated net realized loss on investments and foreign
currency transactions	(350,488,233)
Net unrealized appreciation (depreciation) on investments	286,667,187

Net assets	$3,099,103,745

See notes to financial statements	Semiannual report | Large Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,172,359,639 ÷ 78,026,251 shares)	$27.84
Class B ($108,308,839 ÷ 4,204,417 shares)[1]	$25.76
Class C ($454,274,534 ÷ 17,637,517 shares)[1]	$25.76
Class I ($352,633,725 ÷ 12,253,511 shares)	$28.78
Class R1 ($5,359,203 ÷ 186,664 shares)	$28.71
Class R3 ($3,659,489 ÷ 127,402 shares)	$28.72
Class R4 ($108,991 ÷ 3,790 shares)	$28.76
Class R5 ($2,399,325 ÷ 83,312 shares)	$28.80

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$29.31

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$20,475,907
Interest	89,162
Securities lending	256,348
Other income	397,045
Less foreign taxes withheld	(205,316)

Total investment income	21,013,146

Expenses

Investment management fees (Note 4)	9,314,003
Distribution and service fees (Note 4)	5,349,017
Accounting and legal services fees (Note 4)	213,605
Transfer agent fees (Note 4)	2,508,734
Trustees’ fees (Note 4)	127,331
State registration fees	89,459
Printing and postage	148,582
Professional fees	17,621
Custodian fees	171,132
Registration and filing fees	18,885
Other	66,089

Total expenses	18,024,458

Net investment income	2,988,688

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	97,407,653
Investments in affiliated issuers	(6,524)
Foreign currency transactions	(233,328)
97,167,801
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	299,688,864
Investments in affiliated issuers	(8,118)
Translation of assets and liabilities in foreign currencies	9,214
299,689,960
Net realized and unrealized gain	396,857,761
Increase in net assets from operations	$399,846,449

See notes to financial statements	Semiannual report | Large Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10

Increase (decrease) in net assets

From operations
Net investment income	$2,988,688	$3,510,044
Net realized gain	97,167,801	303,648,550
Change in net unrealized appreciation (depreciation)	299,689,960	22,194,210

Increase in net assets resulting from operations	399,846,449	329,352,804

Distributions to shareholders
From net investment income
Class A	(24,003,854)	(5,989,338)
Class B	(544,142)	—
Class C	(2,162,408)	—
Class I	(4,536,567)	(1,230,801)
Class R1	(25,115)	—
Class R3	(13,397)	(15)
Class R4	(1,321)	(81)
Class R5	(25,969)	(574)

Total distributions	(31,312,773)	(7,220,809)

From Fund share transactions (Note 5)	(60,799,191)	178,923,355

Total increase	307,734,485	501,055,350

Net assets

Beginning of period	2,791,369,260	2,290,313,910

End of period	$3,099,103,745	$2,791,369,260

Undistributed (accumulated distributions in excess of) net
investment income	($22,238,357)	$6,085,728

18	Large Cap Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$24.60	$21.61	$18.28	$28.40	$21.23	$17.66	$15.19
Net investment income (loss)[4]	0.04	0.06	0.07	—[5]	0.04	(0.04)	(0.02)
Net realized and unrealized
gain (loss) on investments	3.50	3.01	3.88	(10.12)	7.13	3.61	2.49
Total from
investment operations	3.54	3.07	3.95	(10.12)	7.17	3.57	2.47
Less distributions
From net investment income	(0.30)	(0.08)	(0.62)	—	—	—	—
Net asset value, end
of period	$27.84	$24.60	$21.61	$18.28	$28.40	$21.23	$17.66
Total return (%)[6]	14.48[7]	14.22[8]	22.76[8]	(35.63)[7,8]	33.77	20.22[8]	16.26[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2,172	$1,998	$1,660	$1,249	$1,182	$463	$343
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.11[9]	1.16	1.23	1.11[9]	1.14	1.23	1.30
Expenses net of fee waivers	1.11[9]	1.14	1.22	1.11[9]	1.14	1.21	1.25
Net investment income (loss)	0.30[9]	0.24	0.35	(0.01)[9]	0.15	(0.22)	(0.12)
Portfolio turnover (%)	32	94	99	113	40	78	74

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Less than ($0.005) per share.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Annualized.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	19

CLASS B SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$22.71	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45
Net investment loss[4]	(0.05)	(0.11)	(0.06)	(0.16)	(0.15)	(0.18)	(0.13)
Net realized and unrealized
gain (loss) on investments	3.22	2.80	3.61	(9.36)	6.67	3.40	2.35
Total from
investment operations	3.17	2.69	3.55	(9.52)	6.52	3.22	2.22
Less distributions
From net investment income	(0.12)	—	(0.42)	—	—	—	—
Net asset value, end
of period	$25.76	$22.71	$20.02	$16.89	$26.41	$19.89	$16.67
Total return (%)[5]	14.02[7]	13.44[6]	21.85[6]	(36.05)[6,7]	32.78	19.32[6]	15.36[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$108	$104	$105	$105	$156	$118	$153
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.86[8]	1.92	1.98	1.85[8]	1.89	1.98	2.06
Expenses net of fee waivers	1.86[8]	1.89	1.98	1.85[8]	1.89	1.96	2.01
Net investment loss	(0.45)[8]	(0.50)	(0.38)	(0.75)[8]	(0.63)	(0.98)	(0.88)
Portfolio turnover (%)	32	94	99	113	40	78	74

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.

20	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS C SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$22.70	$20.02	$16.89	$26.41	$19.89	$16.67	$14.45
Net investment loss[4]	(0.06)	(0.11)	(0.07)	(0.16)	(0.14)	(0.18)	(0.13)
Net realized and unrealized
gain (loss) on investments	3.24	2.79	3.62	(9.36)	6.66	3.40	2.35
Total from
investment operations	3.18	2.68	3.55	(9.52)	6.52	3.22	2.22
Less distributions
From net investment income	(0.12)	—	(0.42)	—	—	—	—
Net asset value, end
of period	$25.76	$22.70	$20.02	$16.89	$26.41	$19.89	$16.67
Total return (%)[5]	14.07[7]	13.39[6]	21.85[6]	(36.05)[6,7]	32.78[6]	19.32[6]	15.36[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$454	$402	$329	$250	$176	$34	$20
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.86[8]	1.92	1.98	1.86[8]	1.90	1.98	2.06
Expenses net of fee waivers	1.86[8]	1.89	1.97	1.86[8]	1.89	1.96	2.01
Net investment loss	(0.46)[8]	(0.51)	(0.40)	(0.76)[8]	(0.58)	(0.97)	(0.87)
Portfolio turnover (%)	32	94	99	113	40	78	74

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	21

CLASS I SHARES
Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$25.46	$22.33	$18.91	$29.28	$21.80	$18.05	$15.46
Net investment income[4]	0.09	0.14	0.14	0.09	0.19	0.11	0.06
Net realized and unrealized
gain (loss) on investments	3.61	3.13	4.00	(10.46)	7.30	3.64	2.53
Total from
investment operations	3.70	3.27	4.14	(10.37)	7.49	3.75	2.59
Less distributions
From net investment income	(0.38)	(0.14)	(0.72)	—	(0.01)	—	—
Net asset value, end
of period	$28.78	$25.46	$22.33	$18.91	$29.28	$21.80	$18.05
Total return (%)	14.68[5]	14.69	23.21[6]	(35.42)[5,6]	34.36	20.78	16.75

Ratios and supplemental data

Net assets, end of period
(in millions)	$353	$282	$195	$174	$271	$4	—[7]
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.74[8]	0.76	0.84	0.74[8]	0.76	0.77	0.78
Expenses net of fee waivers	0.74[8]	0.76	0.84	0.74[8]	0.75	0.77	0.78
Net investment income	0.66[8]	0.61	0.75	0.36[8]	0.69	0.54	0.35
Portfolio turnover (%)	32	94	99	113	40	78	74

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.

CLASS R1 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$25.34	$22.25	$18.82
Net investment loss[3]	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain on investments	3.61	3.12	3.45
Total from investment operations	3.60	3.09	3.43
Less distributions
From net investment income	(0.23)	—	—
Net asset value, end of period	$28.71	$25.34	$22.25
Total return (%)	14.30[4]	13.89	18.23[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$2	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43[7]	1.41	2.38[7]
Expenses net of fee waivers	1.43[7]	1.41	1.61[7]
Net investment loss	(0.08)[7]	(0.14)	(0.24)[7]
Portfolio turnover (%)	32	94	99

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

22	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$25.34	$22.26	$18.82
Net investment income (loss)[3]	—[4]	(0.05)	(0.02)
Net realized and unrealized gain on investments	3.61	3.14	3.46
Total from investment operations	3.61	3.09	3.44
Less distributions
From net investment income	(0.23)	(0.01)	—
Net asset value, end of period	$28.72	$25.34	$22.26
Total return (%)	14.33[5]	13.85	18.28[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[8]	1.42	3.13[8]
Expenses net of fee waivers	1.33[8]	1.42	1.51[8]
Net investment income (loss)	0.02[8]	(0.20)	(0.19)[8]
Portfolio turnover (%)	32	94	99

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.

CLASS R4 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$25.38	$22.29	$18.82
Net investment income[3]	0.05	0.02	0.01
Net realized and unrealized gain on investments	3.61	3.13	3.46
Total from investment operations	3.66	3.15	3.47
Less distributions
From net investment income	(0.28)	(0.06)	—
Net asset value, end of period	$28.76	$25.38	$22.29
Total return (%)	14.51[4]	14.16[5]	18.44[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[7]	2.34	2.87[7]
Expenses net of fee waivers	1.02[7]	1.21	1.21[7]
Net investment loss	0.38[7]	0.08	0.11[7]
Portfolio turnover (%)	32	94	99

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	23

CLASS R5 SHARES Period ended	4-30-11[1]	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$25.44	$22.32	$18.82
Net investment income[3]	0.09	0.05	0.03
Net realized and unrealized gain on investments	3.62	3.18	3.47
Total from investment operations	3.71	3.23	3.50
Less distributions
From net investment income	(0.35)	(0.11)	—
Net asset value, end of period	$28.80	$25.44	$22.32
Total return (%)	14.72[4]	14.52	18.60[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[7]	0.89	2.40[7]
Expenses net of fee waivers	0.72[7]	0.89	0.91[7]
Net investment income	0.65[7]	0.22	0.37[7]
Portfolio turnover (%)	32	94	99

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

24	Large Cap Equity Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Large Cap Equity Fund	25

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$314,913,742	$314,913,742	—	—
Consumer Staples	273,805,623	273,805,623	—	—
Energy	429,690,536	429,685,536	—	$5,000
Financials	531,044,318	531,044,318	—	—
Health Care	274,957,571	274,957,571	—	—
Industrials	381,730,870	381,730,870	—	—
Information Technology	639,519,828	639,519,828	—	—
Materials	215,811,068	215,811,068	—	—
Utilities	17,974,948	17,974,948	—	—

Corporate Bonds	34,720	—	$3,720	31,000
Warrants	4,376,357	4,376,357	—	—
Securities Lending
Collateral	229,769,207	229,769,207	—	—

Total Investments in
Securities	$3,313,628,788	$3,313,589,068	$3,720	$36,000

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

26	Large Cap Equity Fund | Semiannual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Semiannual report | Large Cap Equity Fund	27

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $444,118,751 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2016 — $87,264,591 and October 31, 2017 — $356,854,160.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, foreign currency transactions, passive foreign investment companies and expiration of capital loss carryforwards.

28	Large Cap Equity Fund | Semiannual report

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net assets; and (b) 0.600% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.625% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation, indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.61% for Class R1, 1.51% for Class R3, 1.21% for Class R4 and 0.91% for Class R5 shares. The expense fee waivers and/or reimbursements will continue in effect until February 29, 2012.

Accordingly, there were no expense reductions or reimbursements related to these agreements for the six months ended April 30, 2011.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Semiannual report | Large Cap Equity Fund	29

CLASS	12b–1 FEE	SERVICE FEE

A	0.25%	—
B	1.00%	—
C	1.00%	—
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $759,265 for the six months ended April 30, 2011. Of this amount, $110,121 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $633,233 was paid as sales commissions to broker-dealers and $15,911 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $112,557 and $18,509 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$2,640,266	$1,929,190
B	531,994	97,138
C	2,155,199	393,702
I	—	87,361
R1	13,750	587
R3	7,594	376
R4	195	19
R5	19	361
Total	$5,349,017	$2,508,734

30	Large Cap Equity Fund | Semiannual report

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,545,988	$277,937,970	27,926,862	$647,516,923
Distributions reinvested	850,634	21,793,256	237,823	5,391,449
Repurchased	(14,589,221)	(386,898,454)	(23,795,630)	(549,396,505)

Net increase (decrease)	(3,192,599)	($87,167,228)	4,369,055	$103,511,867

Class B shares

Sold	272,968	$6,691,944	719,982	$15,450,602
Distributions reinvested	19,131	454,734	—	—
Repurchased	(649,507)	(15,874,463)	(1,404,663)	(30,222,200)

Net decrease	(357,408)	($8,727,785)	(684,681)	($14,771,598)

Class C shares

Sold	2,314,788	$56,676,799	5,539,697	$119,269,122
Distributions reinvested	60,142	1,429,579	—	—
Repurchased	(2,428,011)	(59,337,920)	(4,304,080)	(91,946,405)

Net increase (decrease)	(53,081)	($1,231,542)	1,235,617	$27,322,717

Class I shares

Sold	3,783,206	$103,245,426	6,874,569	$165,628,680
Distributions reinvested	92,823	2,455,172	27,985	654,280
Repurchased	(2,714,732)	(74,437,392)	(4,548,457)	(108,139,050)

Net increase	1,161,297	$31,263,206	2,354,097	$58,143,910

Class R1 shares

Sold	140,274	$3,837,910	94,563	$2,231,986
Distributions reinvested	810	21,411	—	—
Repurchased	(46,194)	(1,264,519)	(8,442)	(200,952)

Net increase	94,890	$2,594,802	86,121	$2,031,034

Class R3 shares

Sold	101,318	$2,768,690	58,797	$1,386,632
Distributions reinvested	507	13,397	—	—
Repurchased	(20,670)	(573,514)	(13,878)	(337,409)

Net increase	81,155	$2,208,573	44,919	$1,049,223

Class R4 shares

Sold	909	$24,385	2,848	$67,770
Distributions reinvested	36	951	—	—
Repurchased	(1,331)	(37,145)	—	—

Net increase (decrease)	(386)	($11,809)	2,848	$67,770

Semiannual report | Large Cap Equity Fund	31

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	38,255	$1,032,312	70,384	$1,645,675
Distributions reinvested	964	25,499	18	427
Repurchased	(28,223)	(785,219)	(3,251)	(77,670)

Net increase	10,996	$272,592	67,151	$1,568,432

Net increase (decrease)	(2,255,136)	($60,799,191)	7,475,127	$178,923,355

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $981,279,511 and $957,294,275, respectively, for the six months ended April 30, 2011.

32	Large Cap Equity Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Large Cap Equity Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	500SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

John Hancock

MUTUAL FUNDS

John Hancock

Small Cap Intrinsic Value Fund

Semiannual Report

4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	12.70	3.46	—	8.24[1]	17.63	12.70	18.56	—	62.99[1]

Class B	12.37	3.33	—	8.31[1]	18.16	12.37	17.79	—	63.57[1]

Class C	16.83	3.80	—	8.42[1]	22.41	16.83	20.48	—	64.63[1]

Class I2	19.06	4.99	—	9.59[1]	24.05	19.06	27.58	—	75.89[1]

Class NAV [2]	19.28	—	—	0.52[3]	24.15	19.28	—	—	2.10[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Net/Gross (%)	1.52	2.56	2.26	1.10	0.96

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Small Cap Intrinsic Value Fund | Semiannual report

	Class B	Class C	Class I [2]	Class NAV [2]

Start date	2-28-05	2-28-05	2-28-05	5-1-07

NAV	$16,357	$16,463	$17,589	$10,210

POP	$16,357	$16,463	$17,589	$10,210

Index	$14,793	$14,793	$14,793	$11,202

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 2-28-05.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

3 From 5-1-07.

4 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Small Cap Intrinsic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,238.20	$8.16

Class B	1,000.00	1,231.60	13.39

Class C	1,000.00	1,234.10	12.24

Class I	1,000.00	1,240.50	6.00

Class NAV	1,000.00	1,241.50	5.34

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Intrinsic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,017.50	$7.35

Class B	1,000.00	1,012.80	12.08

Class C	1,000.00	1,013.80	11.03

Class I	1,000.00	1,019.40	5.41

Class NAV	1,000.00	1,020.00	4.81

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.47%, 2.42%, 2.21%, 1.08% and 0.96% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Small Cap Intrinsic Value Fund	9

Portfolio summary

Top 10 Holdings (40.1% of Net Assets on 4-30-11) [1]

Retail Ventures, Inc.	4.7%	Spectrum Brands Holdings, Inc.	3.7%

Sycamore Networks, Inc.	4.7%	Pulte Group, Inc.	3.6%

Collective Brands, Inc.	4.6%	Iconix Brand Group, Inc.	3.6%

Domino’s Pizza, Inc.	4.5%	MDC Partners, Inc., Class A	3.3%

Swift Transportation Company	4.1%	Lazard, Ltd., Class A	3.3%

Sector Composition[2,3]

Consumer Discretionary	35%	Materials	7%

Financials	17%	Consumer Staples	4%

Energy	12%	Utilities	1%

Industrials	12%	Short-Term Investments & Other	1%

Information Technology	11%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Small Cap Intrinsic Value Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 99.31%		$476,560,081

(Cost $396,314,778)

Consumer Discretionary 35.00%		167,951,788

Auto Components 0.96%

Azure Dynamics Corp. (I)	14,500,000	4,597,580

Diversified Consumer Services 1.15%

ChinaCast Education Corp. (I)	900,000	5,499,000

Hotels, Restaurants & Leisure 4.45%

Domino’s Pizza, Inc. (I)	1,150,000	21,355,500

Household Durables 6.65%

Hooker Furniture Corp.	116,748	1,452,345

MDC Holdings, Inc.	450,000	13,135,500

Pulte Group, Inc. (I)	2,130,000	17,316,900

Internet & Catalog Retail 2.16%

E-Commerce China Dangdang, Inc., ADR (I)(L)	450,000	10,354,500

Media 6.21%

Ascent Media Corp., Class A (I)	70,000	3,362,100

Live Nation Entertainment, Inc. (I)	650,000	7,208,500

LodgeNet Interactive Corp. (I)	973,098	3,415,574

MDC Partners, Inc., Class A	951,000	15,815,130

Multiline Retail 4.71%

Retail Ventures, Inc. (I)	1,102,000	22,624,060

Specialty Retail 4.64%

Collective Brands, Inc. (I)	1,060,000	22,260,000

Textiles, Apparel & Luxury Goods 4.07%

Iconix Brand Group, Inc. (I)	705,000	17,265,450

Joe’s Jeans, Inc. (I)	2,338,763	2,289,649

Consumer Staples 3.92%		18,795,170

Food Products 0.19%

Reddy Ice Holdings, Inc. (I)	283,000	916,920

Household Products 3.73%

Spectrum Brands Holdings, Inc. (I)	550,100	17,878,250

Energy 12.39%		59,473,650

Energy Equipment & Services 1.84%

Atwood Oceanics, Inc. (I)	197,000	8,851,210

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels 10.55%

Berry Petroleum Company, Class A	60,000	$3,187,800

Carrizo Oil & Gas, Inc. (I)	140,000	5,577,600

Denbury Resources, Inc. (I)	602,000	13,587,140

Energy XXI Bermuda, Ltd. (I)	170,000	6,162,500

Forest Oil Corp. (I)	160,000	5,745,600

Kodiak Oil & Gas Corp. (I)	650,000	4,563,000

McMoRan Exploration Company (I)	180,000	3,295,800

Penn Virginia Corp.	550,000	8,503,000

Financials 17.31%		83,039,080

Capital Markets 3.29%

Lazard, Ltd., Class A	385,000	15,785,000

Commercial Banks 3.75%

Bond Street Holdings LLC, Class A (I)(S)	650,000	13,000,000

Synovus Financial Corp.	2,000,000	5,000,000

Diversified Financial Services 2.95%

PICO Holdings, Inc. (I)	440,000	14,132,800

Insurance 2.97%

Assured Guaranty, Ltd.	440,000	7,480,000

Maiden Holdings, Ltd.	910,000	6,779,500

Real Estate Investment Trusts 3.57%

Chimera Investment Corp.	1,100,000	4,455,000

Invesco Mortgage Capital, Inc.	557,000	12,666,180

Thrifts & Mortgage Finance 0.78%

Northeast Community Bancorp, Inc.	590,000	3,740,600

Health Care 0.30%		1,440,000

Biotechnology 0.30%

Geron Corp. (I)	300,000	1,440,000

Industrials 11.42%		54,814,830

Commercial Services & Supplies 2.77%

Cenveo, Inc. (I)	450,000	2,916,000

TMS International Corp. (I)(V)	744,757	10,389,360

Construction & Engineering 0.58%

Quanta Services, Inc. (I)	129,000	2,796,720

Professional Services 2.54%

Verisk Analytics, Inc., Class A (I)	370,000	12,173,000

Road & Rail 4.09%

Swift Transporation Company (I)	1,400,000	19,642,000

Trading Companies & Distributors 1.44%

Seacube Container Leasing, Ltd.	425,000	6,897,750

Information Technology 10.35%		49,666,589

Communications Equipment 6.91%

Comverse Technology, Inc. (I)	600,000	4,572,000

Snap Interactive, Inc. (I)	139,163	403,573

Snap Interactive, Inc., Foreign Shares (I)	2,000,000	5,800,000

Sycamore Networks, Inc.	912,584	22,358,308

12	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

		Shares	Value
Internet Software & Services 0.44%

CrowdGather, Inc., Common Shares (I)		152,500	$158,600

CrowdGather, Inc. (I)		2,500,000	1,953,640

IT Services 1.38%

iGate Corp.		391,142	6,633,768

Software 1.62%

THQ, Inc. (I)		400,000	1,616,000

Velti PLC (I)		335,000	6,170,700

Materials 7.29%			34,978,674

Chemicals 2.96%

Chemtura Corp. (I)		740,000	14,193,200

Containers & Packaging 1.97%

Graham Packaging Company, Inc. (I)		410,630	9,444,490

Paper & Forest Products 2.36%

Louisiana-Pacific Corp. (I)		550,000	5,115,000

Schweitzer-Mauduit International, Inc.		120,100	6,225,984

Utilities 1.33%			6,400,300

Independent Power Producers & Energy Traders 1.06%

GenOn Energy, Inc. (I)		1,300,000	5,109,000

Water Utilities 0.27%

Purecycle Corp. (I)		370,000	1,291,300

Issuer		Notional par	Value
Options Purchased 0.19%			$923,750

(Cost $327,550)

Call Options 0.19%
Liberty Global, Inc., Class A (Expiration Date: 1-19-13; Strike Price: $35.00) (I)		$10,000	140,000

Liberty Global, Inc., Class A (Expiration Date: 1-21-12; Strike Price: $15.00) (I)		25,000	783,750

		Shares	Value
Warrants 0.35%			$1,676,665

(Cost $0)

CrowdGather, Inc. (Expiration Date: 8-29-16; Strike Price: $1.50) (I)		1,875,000	546,752

Snap Interactive, Inc. (Expiration Date: 1-19-16; Strike Price: $2.50) (I)		1,000,000	1,129,913

	Yield (%)	Shares	Value
Securities Lending Collateral 2.14%			$10,260,937

(Cost $10,259,874)

John Hancock Collateral Investment Trust (W)	0.2616 (Y)	1,025,284	10,260,937

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	13

	Par value	Value
Short-Term Investments 0.17%		$828,000

(Cost $828,000)

Repurchase Agreement 0.17%		828,000
Repurchase Agreement with State Street Corp. dated 4-29-11
at 0.010% to be repurchased at $828,001 on 5-2-11,
collateralized by $765,000 Federal Home Loan Mortgage Corp.,
4.500% due 1-15-14 (valued at $845,325, including interest)	$828,000	828,000

Total investments (Cost $407,730,202)† 102.16%		$490,249,433

Other assets and liabilities, net (2.16%)		($10,382,002)

Total net assets 100.00%		$479,867,431

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 9 of the Notes to financial statements.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $413,150,243. Net unrealized appreciation aggregated $77,099,190, of which $90,423,799 related to appreciated investment securities and $13,324,609 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of net assets on 4-30-11:

United States	84%
Bermuda	8%
Canada	4%
China	3%
Short-Term Investments & Other	1%

14	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $387,811,308) including
$9,940,320 of securities loaned (Note 2)	$469,599,136
Investments in affiliated issuers, at value (Cost $19,918,894) (Note 2) (Note 9)	20,650,297

Total investments, at value (Cost $407,730,202)	490,249,433
Cash	6,004,861
Receivable for investments sold	12,805
Receivable for fund shares sold	869,523
Dividends and interest receivable	17,700
Receivable for securities lending income	114,726
Other receivables and prepaid expenses	71,984

Total assets	497,341,032

Liabilities

Payable for investments purchased	5,675,935
Payable for fund shares repurchased	1,263,661
Payable upon return of securities loaned (Note 2)	10,260,000
Payable to affiliates
Accounting and legal services fees	10,032
Transfer agent fees	80,406
Distribution and service fees	89,985
Trustees’ fees	11,004
Other liabilities and accrued expenses	82,578

Total liabilities	17,473,601

Net assets

Capital paid-in	$571,864,289
Distributions in excess of net investment income	(4,311,494)
Accumulated net realized loss on investments and foreign
currency transactions	(170,204,595)
Net unrealized appreciation (depreciation) on investments	82,519,231
Net assets	$479,867,431

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($212,375,156 ÷ 14,808,246 shares)	$14.34
Class B ($7,556,212 ÷ 550,701 shares)[1]	$13.72
Class C ($40,881,141 ÷ 2,961,229 shares)[1]	$13.81
Class I ($41,439,483 ÷ 2,824,566 shares)	$14.67
Class NAV ($177,615,439 ÷ 12,043,099 shares)	$14.75

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.09

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,666,642
Securities lending	313,405
Interest	1,705
Less foreign taxes withheld	(36,126)

Total investment income	2,945,626

Expenses

Investment management fees (Note 5)	1,989,068
Distribution and service fees (Note 5)	514,773
Accounting and legal services fees (Note 5)	30,492
Transfer agent fees (Note 5)	230,864
Trustees’ fees (Note 5)	17,296
State registration fees (Note 5)	37,999
Printing and postage (Note 5)	22,832
Professional fees	23,859
Custodian fees	28,924
Registration and filing fees	23,801
Other	15,628

Total expenses	2,935,536

Net investment income	10,090

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	51,926,052
Investments in affiliated issuers	(9,198,895)
Foreign currency transactions	(19,883)
42,707,274
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	43,211,154
Investments in affiliated issuers	6,004,731

49,215,885

Net realized and unrealized gain	91,923,159

Increase in net assets from operations	$91,933,249

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment income (loss)	$10,090	($1,335,967)
Net realized gain	42,707,274	47,798,483
Change in net unrealized appreciation (depreciation)	49,215,885	35,329,929

Increase in net assets resulting from operations	91,933,249	81,792,445

Distributions to shareholders
From net investment income
Class A	(1,115,490)	—
Class I	(336,526)	—
Class NAV	(1,583,574)	—

Total distributions	(3,035,590)	—

From Fund share transactions (Note 6)	6,872,730	31,567,543

Total increase	95,770,389	113,359,988

Net assets

Beginning of period	384,097,042	270,737,054

End of period	$479,867,431	$384,097,042

Distributions in excess of net investment income	($4,311,494)	($1,285,994)

18	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]
Per share operating performance

Net asset value,
beginning of period	$11.65	$8.84	$6.95	$14.68	$13.70	$10.86	$10.00
Net investment loss[5]	(0.01)	(0.06)	(0.08)	(0.01)	(0.01)	(0.07)[6]	(0.01)
Net realized and
unrealized gain (loss)
on investments	2.78	2.87	2.27	(7.72)	1.36	3.21	1.72
Total from
investment operations	2.77	2.81	2.19	(7.73)	1.35	3.14	1.71
Less distributions
From net investment
income	(0.08)	—	(0.07)	—	—	—	—
From net realized gain	—	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	(0.08)	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end
of period	$14.34	$11.65	$8.84	$6.95	$14.68	$13.70	$10.86
Total return (%)[7]	23.82[9]	31.79[8]	33.57[8]	(52.66)[9]	9.91[8]	28.99[8]	17.28[8,9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$212	$166	$119	$100	$199	$30	$3
Ratios (as a percentage of
average net assets):
Expenses before
reductions	1.47[10]	1.52	1.86[11]	1.56[10]	1.54	2.23	4.89[10]
Expenses net of
fee waivers	1.47[10]	1.49	1.84[11]	1.56[10]	1.53	1.65	1.45[10]
Net investment loss	(0.17)[10]	(0.52)	(1.10)	(0.10)[10]	(0.07)	(0.58)[6]	(0.08)[10]
Portfolio turnover (%)	53	112	127	70	32	82	97

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Period from 2-28-05 (commencement of operations) to 12-31-05.
5 Based on the average daily shares outstanding.
6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
7 Does not reflect the effect of sales charges, if any.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Not annualized.
10 Annualized.
11 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	19

CLASS B SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]
Per share operating performance

Net asset value,
beginning of period	$11.14	$8.54	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[5]	(0.07)	(0.16)	(0.15)	(0.08)	(0.12)	(0.16)[6]	(0.05)
Net realized and
unrealized gain (loss)
on investments	2.65	2.76	2.20	(7.54)	1.35	3.20	1.71
Total from
investment operations	2.58	2.60	2.05	(7.62)	1.23	3.04	1.66
Less distributions
From net investment
income	—	—	(0.07)	—	—	—	—
From net realized gain	—	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end
of period	$13.72	$11.14	$8.54	$6.79	$14.41	$13.55	$10.81
Total return (%)[7]	23.16[9]	30.44[8]	32.25[8]	(52.88)[9]	9.13	28.20[8]	16.78[8,9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$6	$5	$4	$9	$3	—[10]
Ratios (as a percentage of
average net assets):
Expenses before
reductions	2.42[11]	2.58	2.86[12]	2.28[11]	2.24	2.93	5.39[11]
Expenses net of
fee waiver	2.42[11]	2.54	2.84[12]	2.27[11]	2.23	2.35	1.95[11]
Net investment loss	(1.14)[11]	(1.58)	(2.11)	(0.80)[11]	(0.82)	(1.25)[6]	(0.57)[11]
Portfolio turnover (%)	53	112	127	70	32	82	97

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Period from 2-28-05 (commencement of operations) to 12-31-05.
5 Based on the average daily shares outstanding.
6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
7 Does not reflect the effect of sales charges, if any.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Not annualized.
10 Less than $500,000.
11 Annualized.
12 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

20	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

CLASS C SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]
Per share operating performance

Net asset value,
beginning of period	$11.19	$8.56	$6.79	$14.41	$13.55	$10.81	$10.00
Net investment loss[5]	(0.05)	(0.13)	(0.13)	(0.08)	(0.11)	(0.16)[6]	(0.05)
Net realized and
unrealized gain (loss)
on investments	2.67	2.76	2.20	(7.54)	1.34	3.20	1.71
Total from
investment operations	2.62	2.63	2.07	(7.62)	1.23	3.04	1.66
Less distributions
From net investment
income	—	—	(0.07)	—	—	—	—
From net realized gain	—	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	—	—	(0.30)	—	(0.37)	(0.30)	(0.85)
Net asset value, end
of period	$13.81	$11.19	$8.56	$6.79	$14.41	$13.55	$10.81
Total return (%)[7]	23.41[9]	30.72[8]	32.56[8]	(52.88)[9]	9.13	28.20[8]	16.78[8,9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$41	$32	$22	$20	$49	$8	—[10]
Ratios (as a percentage of
average net assets):
Expenses before
reductions	2.21[12]	2.28	2.64[11]	2.25[12]	2.24	2.93	5.39[12]
Expenses net of
fee waivers	2.21[12]	2.24	2.62[11]	2.25[12]	2.23	2.35	1.95[12]
Net investment loss	(0.87)[12]	(1.28)	(1.88)	(0.77)[12]	(0.76)	(1.27)[6]	(0.57)[12]
Portfolio turnover (%)	53	112	127	70	32	82	97

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Period from 2-28-05 (commencement of operations) to 12-31-05.
5 Based on the average daily shares outstanding.
6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
7 Does not reflect the effect of sales charges, if any.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Not annualized.
10 Less than $500,000.
11 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
12 Annualized.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	21

CLASS I SHARES

Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05[3,4]
Per share operating performance

Net asset value, beginning
of period	$11.93	$9.02	$7.06	$14.85	$13.80	$10.89	$10.00
Net investment
income (loss)[5]	0.02	(0.02)	(0.05)	0.05	0.09	(0.03)[6]	0.02
Net realized and unrealized
gain (loss) on investments	2.84	2.93	2.31	(7.84)	1.34	3.24	1.72
Total from
investment operations	2.86	2.91	2.26	(7.79)	1.43	3.21	1.74
Less distributions
From net investment income	(0.12)	—	(0.07)	—	(0.01)	—	—
From net realized gain	—	—	(0.23)	—	(0.37)	(0.30)	(0.85)
Total distributions	(0.12)	—	(0.30)	—	(0.38)	(0.30)	(0.85)
Net asset value, end
of period	$14.67	$11.93	$9.02	$7.06	$14.85	$13.80	$10.89
Total return (%)	24.05[7]	32.26	34.11	(52.46)[7]	10.39	29.55[8]	17.58[7,8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$41	$34	$16	$20	$82	$1	—[9]
Ratios (as a percentage of
average net assets):
Expenses before
reductions	1.08[11]	1.12	1.42[10]	1.06[11]	1.10	1.78	4.59[11]
Expenses net of
fee waivers	1.08[11]	1.12	1.42[10]	1.06[11]	1.09	1.20	1.15[11]
Net investment
income (loss)	0.26[11]	(0.17)	(0.65)	0.43[11]	0.57	(0.27)[6]	0.22[11]
Portfolio turnover (%)	53	112	127	70	32	82	97

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Audited by previous independent registered public accounting firm.
4 Period from 2-28-05 (commencement of operations) to 12-31-05.
5 Based on the average daily shares outstanding.
6 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
7 Not annualized.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Less than $500,000.
10 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
11 Annualized.

22	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07[3]

Per share operating performance

Net asset value, beginning of period	$12.00	$9.06	$7.07	$14.85	$15.73
Net investment income (loss)[4]	0.03	—	(0.03)	0.05	0.09
Net realized and unrealized gain (loss)
on investments	2.85	2.94	2.32	(7.83)	(0.58)
Total from investment operations	2.88	2.94	2.29	(7.78)	(0.49)
Less distributions
From net investment income	(0.13)	—	(0.07)	—	(0.02)
From net realized gain	—	—	(0.23)	—	(0.37)
Total distributions	(0.13)	—	(0.30)	—	(0.39)
Net asset value, end of period	$14.75	$12.00	$9.06	$7.07	$14.85
Total return (%)	24.15[6]	32.45	34.52[5]	(52.39)[5,6]	(3.05)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$178	$146	$108	$84	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[8]	0.96	1.18[7]	0.99[8]	0.94[8]
Expenses net of fee waivers	0.96[8]	0.96	1.18[7]	0.99[8]	0.94[8]
Net investment income (loss)	0.40[8]	—[9]	(0.45)	0.51[8]	0.57[8]
Portfolio turnover (%)	53	112	127	70	32[10]

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Period from 5-1-07 (inception date) to 12-31-07.
4 Based on the average daily shares outstanding.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
8 Annualized.
9 Less than (0.005%).
10 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage, state registration and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	Small Cap Intrinsic Value Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$167,951,788	$167,951,788	—	—
Consumer Staples	18,795,170	18,795,170	—	—
Energy	59,473,650	59,473,650	—	—
Financials	83,039,080	70,039,080	$13,000,000	—
Health Care	1,440,000	1,440,000	—	—
Industrials	54,814,830	54,814,830	—	—
Information Technology	49,666,589	47,712,949	1,953,640	—
Materials	34,978,674	34,978,674	—	—
Utilities	6,400,300	6,400,300	—	—
Options Purchased	923,750	923,750	—
Warrants	1,676,665	—	1,676,665	—
Securities Lending
Collateral	10,260,937	10,260,937	—	—
Short-Term Investments	828,000	—	828,000	—

Total Investments in
Securities	$490,249,433	$472,791,128	$17,458,305	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset value each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase

Semiannual report | Small Cap Intrinsic Value Fund	25

agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, printing and postage, state registration and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

26	Small Cap Intrinsic Value Fund | Semiannual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $211,808,280 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2016 — $31,326,570 and October 31, 2017 — $180,481,710.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals and passive foreign investment companies.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may

Semiannual report | Small Cap Intrinsic Value Fund	27

decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended April 30, 2011, the Fund used purchased options to manage against anticipated changes in securities markets. During the six months ended April 30, 2011, the Fund held purchased options with markets values ranging from $0.7 million to $2.2 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2011, by risk category:

			ASSET	LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Investment in unaffiliated	Purchases options	$923,750	—
issuers, at value*

*Purchased options are included in the Fund’s investments.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2011:

		INVESTMENTS
RISK	STATEMENT OF OPERATIONS LOCATION	(PURCHASED OPTIONS)

Equity contracts	Net realized gain (loss) on	($950,632)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2011:

		INVESTMENTS
RISK	STATEMENT OF OPERATIONS LOCATION	(PURCHASED OPTIONS)

Equity contracts	Change in unrealized appreciation (depreciation) of	($888,300)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

28	Small Cap Intrinsic Value Fund | Semiannual report

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $82,233 for the six months ended April 30, 2011. Of this amount, $12,578 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $67,852 was paid as sales commissions to broker-dealers and $1,803 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $4,788 and $5,081 for Class B and Class C shares, respectively.

Semiannual report | Small Cap Intrinsic Value Fund	29

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$295,281	$180,031	$11,687	$15,514
Class B	33,042	6,042	8,148	875
Class C	186,450	34,083	8,433	3,821
Class I	—	10,708	9,731	2,622

Total	$514,773	$230,864	$37,999	$22,832

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,900,986	$51,809,334	10,586,444	$117,849,048
Distributions reinvested	83,285	1,072,715	—	—
Repurchased	(3,425,389)	(45,669,209)	(9,826,773)	(102,655,615)

Net increase	558,882	$7,212,840	759,671	$15,193,433

Class B shares

Sold	123,888	$1,576,462	214,792	$2,278,267
Repurchased	(67,275)	(842,429)	(277,198)	(2,822,979)

Net increase (decrease)	56,613	$734,033	(62,406)	($544,712)

Class C shares

Sold	487,328	$6,197,689	1,075,614	$11,365,697
Repurchased	(412,984)	(5,202,602)	(817,070)	(8,364,139)

Net increase	74,344	$995,087	258,544	$3,001,558

30	Small Cap Intrinsic Value Fund | Semiannual report

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class I shares

Sold	865,232	$11,754,082	3,719,590	$40,922,534
Distributions reinvested	11,092	145,971	—	—
Repurchased	(910,355)	(12,418,339)	(2,623,230)	(28,420,284)

Net increase (decrease)	(34,031)	($518,286)	1,096,360	$12,502,250

Class NAV shares

Sold	679,353	$9,340,271	2,491,543	$26,924,486
Distributions reinvested	119,786	1,583,574	—	—
Repurchased	(928,438)	(12,474,789)	(2,275,509)	(25,509,472)

Net increase (decrease)	(129,299)	($1,550,944)	216,034	$1,415,014

Net increase	526,509	$6,872,730	2,268,203	$31,567,543

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV shares on April 30, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $239,400,743 and $232,072,041, respectively, for the six months ended April 30, 2011.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At April 30, 2011, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s Class NAV net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Funds II Lifestyle Aggressive Portfolio	23.9%
John Hancock Funds II Lifestyle Balanced Portfolio	19.1%
John Hancock Funds II Lifestyle Growth Portfolio	38.4%

Note 9 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2011, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Seahawk Drilling, Inc.
Bought: none
Sold: 600,000	600,000	—	($9,196,936)	—	—
TMS International Corp.
Bought: 744,757
Sold: none	744,757	744,757	—	—	$10,389,360

Semiannual report | Small Cap Intrinsic Value Fund	31

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32	Small Cap Intrinsic Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.	640SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

Semiannual Report
4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	14.13	11.95	—	14.95[1]	–1.88	14.13	75.88	—	136.12[1]

Class B	14.13	12.10	—	15.17[1]	–2.10	14.13	77.01	—	138.89[1]

Class C	18.24	12.38	—	15.19[1]	1.92	18.24	79.24	—	139.19[1]

Class I2	20.58	13.47	—	16.28[1]	3.47	20.58	88.10	—	153.48[1]

Class NAV [2]	20.71	—	—	7.70[3]	3.53	20.71	—	—	29.68[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Net/Gross (%)	1.54	2.35	2.26	1.10	0.98

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Global Opportunities Fund | Semiannual report

	Class B	Class C	Class I [2]	Class NAV [2]

Start date	2-28-05	2-28-05	2-28-05	10-29-07

NAV	$23,889	$23,919	$25,348	$12,968

POP	$23,889	$23,919	$25,348	$12,968

Index	$15,024	$15,024	$15,024	$9,536

S&P Global BMI Index is an unmanaged index which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 2-28-05.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

3 From 10-29-07.

4 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Global Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,032.90	$7.26

Class B	1,000.00	1,028.80	11.02

Class C	1,000.00	1,029.20	10.82

Class I	1,000.00	1,034.70	5.15

Class NAV	1,000.00	1,035.30	4.64

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,017.70	$7.20

Class B	1,000.00	1,013.90	10.94

Class C	1,000.00	1,014.10	10.74

Class I	1,000.00	1,019.70	5.11

Class NAV	1,000.00	1,020.20	4.61

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.44%, 2.19%, 2.15%, 1.02% and 0.92% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Global Opportunities Fund	9

Portfolio summary

Top 10 Holdings (45.5% of Net Assets on 4-30-11) [1]

OGX Petroleo e Gas Participacoes SA	6.7%	Progress Energy Resources Corp.	4.1%

Reliance Infrastructure, Ltd.	5.5%	Research In Motion, Ltd.	4.0%

LLX Logistica SA	4.9%	Owens Corning	3.9%

Reliance Capital, Ltd.	4.5%	Sirius XM Radio, Inc.	3.8%

Live Nation Entertainment, Inc.	4.5%	EDF SA	3.6%

Sector Composition[2,3]

Energy	26%	Information Technology	7%

Industrials	20%	Materials	7%

Financials	14%	Consumer Staples	2%

Consumer Discretionary	11%	Short-Term Investments & Other	2%

Utilities	11%

1 Cash and cash equivalents not included in Top 10 Holdings or Top Five Countries.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 98.29%	$1,495,262,058

(Cost $1,345,117,203)

Brazil 22.22%		338,036,904

All America Latina Logistica SA	2,717,046	22,452,068

BHG SA — Brazil Hospitality Group-RCT Shares (I)	952,311	13,014,675

BHG SA — Brazil Hospitality Group (I)	1,962,258	28,363,684

GP Investments, Ltd. (I)	4,267,082	17,847,317

HRT Participacoes em Petroleo SA (I)	50,989	52,181,725

LLX Logistica SA (I)	25,766,347	74,521,281

MPX Energia SA (I)	500,844	11,836,626

OGX Petroleo e Gas Participacoes SA (I)	9,440,608	101,355,116

PortX Operacoes Portuarias SA (I)	7,486,073	16,464,412

Canada 21.07%		320,536,620

Africa Oil Corp. (I)	3,362,708	6,646,160

Avalon Rare Metals, Inc. (I)	3,025,153	27,592,951

Crescent Point Energy Corp.	624,929	28,374,940

Fortune Minerals, Ltd. (I) (V)	8,551,064	14,641,150

Franco-Nevada Corp.	760,263	30,148,568

Ivanhoe Energy, Inc. (I)	14,871,525	41,809,709

Karnalyte Resources, Inc. (I)(V)	2,319,557	29,541,470

Painted Pony Petroleum, Ltd., Class A (I)	339,888	3,577,957

PetroBakken Energy, Ltd., Class A	725,187	13,765,638

Progress Energy Resources Corp.	4,558,272	62,341,109

Research In Motion, Ltd. (I)	1,245,201	60,579,029

San Gold Corp. (I)	498,543	1,517,522

Silver Standard Resources, Inc. (I)	12	417

China 0.25%		3,713,632

BYD Company, Ltd., Class H	1,023,842	3,713,632

France 4.55%		69,275,894

EDF SA	1,299,215	54,754,833

Saft Groupe SA	316,008	14,521,061

Hong Kong 1.64%		24,867,912

Geely Automobile Holdings Company, Ltd.	54,932,317	22,064,115

Natural Beauty Bio-Technology, Ltd.	11,311,587	2,803,797

India 14.30%		217,566,370

Adani Power, Ltd. (I)	5,529,565	14,207,995

Colgate-Palmolive India, Ltd.	1,006,097	20,629,633

Indiabulls Power, Ltd. (I)	6,132,824	3,101,381

See notes to financial statements	Semiannual report | Global Opportunities Fund	11

	Shares	Value
India (continued)

Nestle India, Ltd.	52,630	$4,733,654

Pantaloon Retail India, Ltd.	792,428	5,826,764

Procter & Gamble Hygiene & Health Care, Ltd.	166,026	7,525,553

Reliance Capital, Ltd.	5,418,219	68,951,718

Reliance Infrastructure, Ltd.	5,592,014	83,735,252

Sun Pharmaceutical Industries, Ltd.	840,415	8,854,420

Japan 4.58%		69,732,840

Amada Company, Ltd.	1,134,595	9,122,602

Chiyoda Corp.	3,719,908	36,991,093

Mazda Motor Corp. (I)	6,893,945	15,873,829

NTN Corp.	1,612,392	7,745,316

Spain 3.50%		53,263,450

Abengoa SA (I)	1,597,475	53,263,450

Switzerland 2.98%		45,303,258

Credit Suisse Group AG	996,366	45,303,258

United Kingdom 0.20%		3,058,865

Cairn Energy PLC (I)	405,006	3,058,865

United States 23.00%		349,906,313

Bank of America Corp.	2,069,300	25,411,004

Brazil Ethanol, Inc. (I) (S)	301,903	3,019

CEVA, Inc. (I)	148,069	4,527,950

Denbury Resources, Inc. (I)	1,673,045	37,760,626

Google, Inc., Class A (I)	82,682	44,987,276

Live Nation Entertainment, Inc. (I)	6,168,992	68,414,121

Owens Corning (I)	1,583,448	59,917,672

Rex Energy Corp. (I)	799,879	10,262,448

Sirius XM Radio, Inc. (I)	28,731,154	57,174,996

Warren Resources, Inc. (I)(V)	7,992,084	36,204,141

Wells Fargo & Company	180,112	5,243,060

Rights 0.00%		$66,972

(Cost $0)

Brazil 0.00%		66,972

HRT Participacoes em Petroleo SA (Expiration Date: 5-20-11;
Strike Price: BRL 1950) (I)	10,536	66,972

Warrants 0.02%		$294,631

(Cost $0)

Canada 0.02%		294,631

Fortune Minerals, Ltd. (Expiration Date 12-3-11; Strike Price: CAD 0.80) (I)	344,154	294,631

12	Global Opportunities Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 0.02%		$304,000

(Cost $304,000)

Repurchase Agreement 0.02%		304,000

Repurchase Agreement with State Street Corp. dated 4-29-11 at
0.010% to be repurchased at $304,000 on 5-2-11, collateralized by $285,000 Federal Home Loan Mortgage Corp., 4.500% due
1-15-14 (valued at $314,925, including interest)	$304,000	304,000

Total investments (Cost $1,345,421,203)† 98.33%	$1,495,927,661

Other assets and liabilities, net 1.67%		$25,344,290

Total net assets 100.00%	$1,521,271,951

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

BRL Brazilian Real

CAD Canadian Dollar

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,386,404,012. Net unrealized appreciation aggregated $109,523,649, of which $158,117,872 related to appreciated investment securities and $48,594,223 related to depreciated investment securities.

The Portfolio had the following sector composition as a percentage of total net assets on 4-30-11:

Energy	26%
Industrials	20%
Financials	14%
Consumer Discretionary	11%
Utilities	11%
Information Technology	7%
Materials	7%
Consumer Staples	2%
Short-Term Investments & Other	2%

See notes to financial statements	Semiannual report | Global Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,299,815,503)	$1,415,540,900
Investments in affiliated issuers, at value (Cost $45,605,700) (Note 8)	80,386,761

Investments, at value (Cost $1,345,421,203)	$1,495,927,661

Cash	18,187,946
Foreign currency, at value (Cost $20,738,437)	20,754,369
Receivable for investments sold	24,306,366
Receivable for fund shares sold	15,265,969
Receivable for forward foreign currency exchange contracts (Note 3)	284,099
Dividends receivable	903,140
Receivable due from adviser	736
Other receivables and prepaid expenses	160,368

Total assets	1,575,790,654

Liabilities

Payable for investments purchased	44,487,835
Payable for forward foreign currency exchange contracts (Note 3)	5,455,577
Payable for fund shares repurchased	3,326,293
Payable to affiliates
Accounting and legal services fees	30,081
Transfer agent fees	371,356
Distribution and service fees	461,511
Trustees’ fees	8,005
Other liabilities and accrued expenses	378,045
Total liabilities	54,518,703

Net assets

Capital paid-in	$1,355,939,424
Accumulated distributions in excess of net investment income	(30,903,053)
Accumulated net realized gain on investments and foreign
currency transactions	51,041,582
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	145,193,998

Net assets	$1,521,271,951

14	Global Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($925,850,312 ÷ 48,790,350 shares)	$18.98
Class B ($39,702,374 ÷ 2,123,094 shares)[1]	$18.70
Class C ($251,990,388 ÷ 13,483,710 shares)[1]	$18.69
Class I ($293,687,390 ÷ 15,390,818 shares)	$19.08
Class NAV ($10,041,487 ÷ 524,432 shares)	$19.15

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$19.98

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,482,026
Securities lending	99,883
Interest	28,922
Less foreign taxes withheld	(416,163)

Total investment income	7,194,668

Expenses

Investment management fees (Note 5)	5,332,050
Distribution and service fees (Note 5)	2,385,565
Accounting and legal services fees (Note 5)	94,093
Transfer agent fees (Note 5)	1,014,151
Trustees’ fees (Note 5)	38,149
State registration fees (Note 5)	102,616
Printing and postage (Note 5)	65,968
Professional fees	30,164
Custodian fees	477,478
Registration and filing fees	20,885
Other	20,244

Total expenses	9,581,363

Net investment loss	(2,386,695)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	54,921,545
Investments in affiliated issuers	(9,877)
Foreign currency transactions	4,323,779
59,235,447
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(18,657,644)[1]
Investments in affiliated issuers	9,936,430
Translation of assets and liabilities in foreign currencies	(1,594,940)

(10,316,154)

Net realized and unrealized gain	48,919,293

Increase in net assets from operations	$46,532,598

1 Net of $337,507 decrease in deferred India foreign withholding taxes.

16	Global Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment loss	($2,386,695)	($1,451,475)
Net realized gain	59,235,447	56,797,625
Change in net unrealized appreciation (depreciation)	(10,316,154)	131,523,454

Increase in net assets resulting from operations	46,532,598	186,869,604

Distributions to shareholders
From net investment income
Class A	(16,456,097)	(3,101,926)
Class B	(391,559)	(96,406)
Class C	(2,721,072)	(334,035)
Class I	(5,198,152)	(436,016)
Class NAV	(267,647)	(104,171)
From net realized gain
Class A	(13,300,611)	—
Class B	(484,505)	—
Class C	(3,174,981)	—
Class I	(3,615,463)	—
Class NAV	(177,356)	—

Total distributions	(45,787,443)	(4,072,554)

From Fund share transactions (Note 6)	445,277,343	675,263,060

Total increase	446,022,498	858,060,110

Net assets

Beginning of period	1,075,249,453	217,189,343

End of period	$1,521,271,951	$1,075,249,453

Accumulated distributions in excess of
net investment income	($30,903,053)	($3,481,831)

See notes to financial statements	Semiannual report | Global Opportunities Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.11	$13.89	$8.47	$17.00	$13.17	$11.57
Net investment income (loss)[3]	(0.03)	(0.04)	(0.04)	—[4]	(0.02)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.62	5.52	6.03	(8.53)	4.36	2.73
Total from investment operations	0.59	5.48	5.99	(8.53)	4.34	2.71
Less distributions
From net investment income	(0.40)	(0.26)	(0.54)	—	—	—[4]
From net realized gain	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.72)	(0.26)	(0.57)	—	(0.51)	(1.11)
Net asset value, end of period	$18.98	$19.11	$13.89	$8.47	$17.00	$13.17
Total return (%)[5]	3.29[6]	40.03	76.81[7]	(50.18)[6,7]	33.05[7]	23.38[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$926	$693	$159	$50	$28	$4
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.44[8]	1.49	1.67[9]	1.66[8]	2.11	2.23
Expenses net of fee waivers
and credits	1.44[8]	1.49	1.59[9]	1.49[8]	1.46	1.35
Net investment income (loss)	(0.31)[8]	(0.25)	(0.33)	0.01[8]	(0.12)	(0.18)
Portfolio turnover (%)	63	209	198	167	114	61

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

18	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$18.77	$13.66	$8.29	$16.75	$13.04	$11.52
Net investment loss[3]	(0.10)	(0.16)	(0.10)	(0.09)	(0.14)	(0.08)
Net realized and unrealized gain (loss)
on investments	0.61	5.43	5.94	(8.37)	4.36	2.71
Total from investment operations	0.51	5.27	5.84	(8.46)	4.22	2.63
Less distributions
From net investment income	(0.26)	(0.16)	(0.44)	—	—	—
From net realized gain	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.58)	(0.16)	(0.47)	—	(0.51)	(1.11)
Net asset value, end of period	$18.70	$18.77	$13.66	$8.29	$16.75	$13.04
Total return (%)[4]	2.88[5]	38.91	75.50[6]	(50.51)[5,6]	32.46[6]	22.76[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$40	$24	$8	$3	$2	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.19[8]	2.30	2.51[9]	2.29[8]	2.78	2.68
Expenses net of fee waivers
and credits	2.19[8]	2.30	2.28[9]	2.20[8]	2.12	1.80
Net investment loss	(1.10)[8]	(1.00)	(0.99)	(0.72)[8]	(0.88)	(0.63)
Portfolio turnover (%)	63	209	198	167	114	61

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Global Opportunities Fund	19

CLASS C SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$18.77	$13.66	$8.29	$16.75	$13.04	$11.52
Net investment loss[3]	(0.10)	(0.15)	(0.10)	(0.09)	(0.16)	(0.08)
Net realized and unrealized gain (loss)
on investments	0.61	5.43	5.94	(8.37)	4.38	2.71
Total from investment operations	0.51	5.28	5.84	(8.46)	4.22	2.63
Less distributions
From net investment income	(0.27)	(0.17)	(0.44)	—	—	—
From net realized gain	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.59)	(0.17)	(0.47)	—	(0.51)	(1.11)
Net asset value, end of period	$18.69	$18.77	$13.66	$8.29	$16.75	$13.04
Total return (%)[4]	2.92[5]	39.04	75.50[6]	(50.51)[5,6]	32.46[6]	22.76[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$252	$150	$23	$9	$4	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.15[8]	2.21	2.44[9]	2.33[8]	2.79	2.68
Expenses net of fee waivers
and credits	2.15[8]	2.21	2.29[9]	2.21[8]	2.13	1.80
Net investment loss	(1.06)[8]	(0.94)	(1.00)	(0.76)[8]	(1.01)	(0.63)
Portfolio turnover (%)	63	209	198	167	114	61

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS I SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.24	$13.96	$8.55	$17.11	$13.21	$11.60
Net investment income[3]	0.01	0.01	0.01	0.08	0.02	0.02
Net realized and unrealized gain (loss)
on investments	0.61	5.56	6.03	(8.64)	4.39	2.74
Total from investment operations	0.62	5.57	6.04	(8.56)	4.41	2.76
Less distributions
From net investment income	(0.46)	(0.29)	(0.60)	—	—	(0.04)
From net realized gain	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.78)	(0.29)	(0.63)	—	(0.51)	(1.15)
Net asset value, end of period	$19.08	$19.24	$13.96	$8.55	$17.11	$13.21
Total return (%)	3.47[4]	40.60	77.19[5]	(50.03)[4,5]	33.48[5]	23.74[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$294	$196	$23	$8	$2	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.02[7]	1.11	1.36[8]	1.18[7]	1.74	1.93
Expenses net of fee waivers and credits	1.02[7]	1.11	1.17[8]	1.06[7]	1.09	1.05
Net investment income	0.07[7]	0.09	0.10	0.62[7]	0.15	0.12
Portfolio turnover (%)	63	209	198	167	114	61

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

20	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08[2]	12-31-07[3]

Per share operating performance

Net asset value, beginning of period	$19.32	$14.02	$8.56	$17.12	$17.63
Net investment income (loss)[4]	0.02	0.04	0.03	0.06	(0.01)
Net realized and unrealized gain (loss)
on investments	0.61	5.57	6.06	(8.62)	0.01
Total from investment operations	0.63	5.61	6.09	(8.56)	—
Less distributions
From net investment income	(0.48)	(0.31)	(0.60)	—	—
From net realized gain	(0.32)	—	(0.03)	—	(0.51)
Total distributions	(0.80)	(0.31)	(0.63)	—	(0.51)
Net asset value, end of period	$19.15	$19.32	$14.02	$8.56	$17.12
Total return (%)	3.53[5]	40.76	77.85[6]	(50.00)[5,6]	0.07[5,6]

Ratios and supplemental data

Net asset value, end of period (in millions)	$10	$12	$5	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[8]	0.97	1.05[9]	1.02[8]	1.70[8]
Expenses net of fee waivers and credits	0.92[8]	0.97	1.05[9]	0.97[8]	1.05[8]
Net investment income (loss)	0.21[8]	0.27	0.25	0.51[8]	(0.17)[8]
Portfolio turnover (%)	63	209	198	167	114

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Period from 10-29-07 (inception date) to 12-31-07.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Global Opportunities Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage fees, transfer agent fees and registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	Global Opportunities Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Brazil	$338,036,904	$338,036,904	—	—
Canada	320,536,620	320,536,620	—	—
China	3,713,632	—	$3,713,632	—
France	69,275,894	—	69,275,894	—
Hong Kong	24,867,912	—	24,867,912	—
India	217,566,370	—	217,566,370	—
Japan	69,732,840	—	69,732,840	—
Spain	53,263,450	—	53,263,450	—
Switzerland	45,303,258	—	45,303,258	—
United Kingdom	3,058,865	—	3,058,865	—
United States	349,906,313	349,903,294	—	$3,019
Rights	66,972	66,972	—	—
Warrants	294,631	294,631	—	—
Short-Term Investments	304,000	—	304,000	—

Total Investments in
Securities	$1,495,927,661	$1,008,838,421	$487,086,221	$3,019
Other Financial
Instruments
Forward Foreign Currency
Contracts	($5,171,478)	—	($5,171,478)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Semiannual report | Global Opportunities Fund	23

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six-month period ended April 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

24	Global Opportunities Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, and wash sales loss deferrals.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the

Semiannual report | Global Opportunities Fund	25

difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended April 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at April 30, 2011. During the six months ended April 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from approximately $102.3 million to $379.4 million, as measured at each quarter end.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
CAD	199,188,351	$207,300,000	Bank of Montreal	6/30/2011	($2,937,746)
CAD	75,230,184	76,885,530	State Street Bank &	6/30/2011	(2,517,831)
			Trust Company
JPY	7,694,486,000	95,168,718	State Street Bank &	6/30/2011	284,099
			Trust Company
		$379,354,248			($5,171,478)

Currency Abbreviation
CAD	Canadian Dollar
JPY	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign Exchange	Receivable/Payable for	Forward foreign	$284,099	($5,455,577)
Contracts	foreign forward currency	currency contracts
exchange contracts

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

	STATEMENT OF	FORWARD FOREIGN
RISK	OPERATIONS LOCATION	CURRENCY CONTRACTS*	TOTAL

Foreign Exchange Contracts	Net realized gain	$9,291,859	$9,291,859

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

		TRANSLATION OF ASSETS
	STATEMENT OF	AND LIABILITIES IN FOREIGN
RISK	OPERATIONS LOCATION	CURRENCIES*	TOTAL

Foreign Exchange Contracts	Change in unrealized	($1,590,110)	($1,590,110)
	appreciation
	(depreciation)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

26	Global Opportunities Fund | Semiannual report

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.825% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.83% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,532,339 for the six months ended April 30, 2011. Of this amount, $399,708 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,124,070 was paid as sales commissions to broker-dealers and $8,561 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Semiannual report | Global Opportunities Fund	27

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $33,189 and $45,380 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,207,650	$736,493	$50,567	$42,403
Class B	156,354	28,609	9,428	1,882
Class C	1,021,561	187,114	18,435	9,685
Class I	—	61,935	24,186	11,998

Total	$2,385,565	$1,014,151	$102,616	$65,968

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	24,798,646	$461,049,260	31,966,528	$524,226,717
Distributions reinvested	1,534,886	27,535,852	199,884	2,880,356
Repurchased	(13,804,298)	(255,082,903)	(7,356,259)	(114,965,305)

Net increase	12,529,234	$233,502,209	24,810,153	$412,141,768

28	Global Opportunities Fund | Semiannual report

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class B shares

Sold	952,322	$17,461,140	925,475	$14,765,294
Distributions reinvested	42,297	749,931	6,182	88,098
Repurchased	(156,759)	(2,867,916)	(217,990)	(3,339,950)

Net increase	837,860	$15,343,155	713,667	$11,513,442

Class C shares

Sold	6,259,087	$114,834,662	6,950,924	$112,704,015
Distributions reinvested	235,886	4,179,894	19,496	277,624
Repurchased	(1,028,647)	(18,745,871)	(632,415)	(9,843,707)

Net increase	5,466,326	$100,268,685	6,338,005	$103,137,932

Class I shares

Sold	9,498,355	$177,635,027	10,416,739	$172,598,432
Distributions reinvested	337,564	6,082,898	19,661	284,102
Repurchased	(4,626,925)	(85,894,605)	(1,886,542)	(29,429,679)

Net increase	5,208,994	$97,823,320	8,549,858	$143,452,855

Class NAV shares

Sold	139,931	$2,658,301	549,674	$9,064,441
Distributions reinvested	24,626	445,003	7,184	104,171
Repurchased	(254,856)	(4,763,330)	(272,110)	(4,151,549)

Net increase (decrease)	(90,299)	($1,660,026)	284,748	$5,017,063

Net increase	23,952,115	$445,277,343	40,696,431	$675,263,060

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,235,178,153 and $762,357,004, respectively, for the six months ended April 30, 2011.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six-month period ended April 30, 2011, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Warren Resources, Inc.
Bought: 108,600
Sold: None	7,883,484	7,992,084	—	—	$36,204,141
Fortune Minerals, Ltd.
Bought: None
Sold: None	8,551,064	8,551,064	—	—	$14,641,150
Karnalyte Resources, Inc.
Bought: 2,319,557
Sold: None	—	2,319,557	—	—	$29,541,470

Semiannual report | Global Opportunities Fund	29

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	Global Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	690SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011